UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end:	DECEMBER 31

Date of reporting period:	JANUARY 1, 2009 – JUNE 30, 2009
(Semi-Annual Shareholder Report)

Item 1.     Reports to Shareholders

SEMI-ANNUAL REPORT

Managers Funds

June 30, 2009

Managers AMG Essex Large Cap Growth Fund

Managers International Equity Fund

Managers Emerging Markets Equity Fund

Managers Global Bond Fund

Managers Money Market Fund

SAR002-0609

The Managers Funds

Semi-Annual Report — June 30, 2009 (unaudited)

Page
ABOUT YOUR FUND’S EXPENSES	1

FUND PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Managers AMG Essex Large Cap Growth Fund	3

Managers International Equity Fund	5

Managers Emerging Markets Equity Fund	10

Managers Global Bond Fund	16

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	22

FINANCIAL STATEMENTS:

Statements of Assets and Liabilities	23

Funds’ balance sheet, net asset value (NAV) per share computations and cumulative undistributed amounts

Statements of Operations	24

Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	25

Detail of changes in Fund assets for the past two periods

MANAGERS MONEY MARKET FINANCIAL STATEMENTS:

Statement of Assets and Liabilities	27

Fund balance sheet, net asset value (NAV) per share computation and cumulative undistributed amount

Statements of Operations	27

Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	28

Detail of changes in Fund assets for the past three periods

FINANCIAL HIGHLIGHTS	28

Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	31

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	39

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2009	Expense Ratio for the Period	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During the Period*
Managers AMG Essex Large Cap Growth Fund
Based on Actual Fund Return	1.40%	$1,000	$1,134	$7.41
Based on Hypothetical 5% Annual Return	1.40%	$1,000	$1,018	$7.00
Managers International Equity Fund
Based on Actual Fund Return	1.48%	$1,000	$1,106	$7.73
Based on Hypothetical 5% Annual Return	1.48%	$1,000	$1,017	$7.40
Managers Emerging Markets Equity Fund
Based on Actual Fund Return	1.77%	$1,000	$1,296	$10.08
Based on Hypothetical 5% Annual Return	1.77%	$1,000	$1,016	$8.85
Managers Global Bond Fund
Based on Actual Fund Return	1.10%	$1,000	$1,105	$5.74
Based on Hypothetical 5% Annual Return	1.10%	$1,000	$1,019	$5.51
Managers Money Market Fund
Based on Actual Fund Return	0.35%	$1,000	$1,003	$2.53
Based on Hypothetical 5% Annual Return	0.35%	$1,000	$1,022	$2.56

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Managers Funds Performance

All periods ended June 30, 2009 (unaudited)

The table below shows the average annual total returns for the Managers Funds and for each Fund’s Index from June 30, 1999 through June 30, 2009.

	Average Annual Total Returns [1]
The Managers Funds	Six Months	One Year	Five Years	Ten Years	Inception Date
AMG Essex Large Cap Growth Fund[2,3]	13.37%	(29.67)%	(2.92)%	(4.35)%	6/1/1984
Russell 1000® Growth Index[7]	11.53%	(24.50)%	(1.83)%	(4.18)%
Managers International Equity Fund[2,4]	10.61%	(34.28)%	1.63%	0.10%	12/31/1985
MSCI EAFE Index®8	7.95%	(31.35)%	2.31%	1.18%
Managers Emerging Markets Equity Fund[2,5]	29.58%	(35.35)%	11.44%	9.34%	2/9/1998
MSCI Emerging Markets Index®9	36.01%	(28.07)%	14.72%	8.70%
Managers Global Bond Fund[2,4,6]	10.45%	(2.49)%	3.88%	4.87%	3/25/1994
Barclays Capital Global Aggregate Bond Index[10]	1.52%	2.76%	5.53%	6.05%
Managers Money Market Fund[2]	0.27%	1.44%	3.18%	3.06%	6/1/1984
Merrill Lynch 3-Month U.S. Treasury Bill	0.10%	0.95%	3.17%	3.23%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest. com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2009. All returns are in U.S. dollars($).

[2]	Fund for which, from time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium capitalization companies) when stocks of large capitalization companies are out of favor. The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[4]

Investments in foreign securities are subject to additional risks such as changing market conditions, economic and political instability, and currency exchange rate fluctuations. The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar security when converted back to U.S. Dollars.

[5]

The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets. The Fund is also subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar security when converted back to U.S. Dollars.

[6]

Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall. The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors.

[7]

The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of those Russell 1000® companies with higher price-to-book ratio and higher forecasted growth values. Unlike the Fund, the Russell 1000® Growth Index is unmanaged, is not available for investment, and does not incur expenses. The Russell 1000® Growth Index is a trademark of Russell Investments. Russell® is a trademark of Russell Investments.

[8]

The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index® is composed of all the publicly traded stocks in developed non-U.S. Markets. The MSCI EAFE Index® consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Unlike the Fund, the MSCI EAFE Index® is unmanaged, is not available for investment, and does not incur expenses. All MSCI data is provided “as is.” The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein.

[9]

The MSCI Emerging Markets Index® is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The MSCI Emerging Markets Index consisted of the following 22 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. Unlike the Fund, the MSCI EM Index is unmanaged, is not available for investment, and does not incur expenses. All MSCI data is provided “as is.” The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein.

[10]

The Barclays Capital Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities. Unlike the Fund, the Barclays Capital Global Aggregate Bond Index is unmanaged, is not available for investment, and does not incur fees.

Not FDIC insured, nor bank guaranteed. May lose value.

Managers AMG Essex Large Cap Growth Fund

Fund Snapshots

June 30, 2009 (unaudited)

Portfolio Breakdown

Industry	Managers AMG Essex Large Cap Growth Fund**	Russell 1000® Growth Index
Information Technology	30.5%	31.4%
Health Care	19.1%	17.2%
Consumer Discretionary	10.2%	10.2%
Financials	9.7%	5.0%
Energy	9.2%	4.3%
Industrials	8.0%	10.0%
Materials	6.6%	3.9%
Consumer Staples	5.0%	16.4%
Telecommunication Services	2.0%	0.6%
Utilities	0.0%	1.0%
Other Assets and Liabilities	(0.3)%	0.0%

**	As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
Microsoft Corp.	4.5%
Goldman Sachs Group, Inc.	3.7
QUALCOMM, Inc.*	3.6
Cisco Systems, Inc.	3.6
Apollo Group, Inc., Class A*	3.2
Google, Inc.	3.0
Baxter International, Inc.	2.8
URS Corp.	2.8
Kohl’s Corp.*	2.8
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	2.7

Top Ten as a Group	32.7%

*	Top Ten Holding at December 31, 2008

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers AMG Essex Large Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2009 (unaudited)

	Shares		Value
Common Stocks - 100.3%
Consumer Discretionary - 10.2%
Apollo Group, Inc., Class A*	6,010		$427,432
Johnson Controls, Inc.	9,749		211,748
Kohl’s Corp.*	8,710		372,352
TJX Cos., Inc., The	11,427		359,493
Total Consumer Discretionary			1,371,025
Consumer Staples - 5.0%
Colgate-Palmolive Co.	2,754		194,818
Procter & Gamble Co., The	3,349		171,134
Wal-Mart Stores, Inc.	6,309		305,608
Total Consumer Staples			671,560
Energy - 9.2%
Anadarko Petroleum Corp.	7,157		324,855
Southwestern Energy Co.*	7,883		306,255
Transocean, Ltd.*	4,195		311,647
Weatherford International, Ltd.*	15,005		293,498
Total Energy			1,236,255
Financials - 9.7%
ACE, Ltd.	2,321		102,658
Charles Schwab Corp., The	14,027		246,034
Fifth Third Bancorp	8,768		62,253
Goldman Sachs Group, Inc.	3,387		499,379
IntercontinentalExchange, Inc.*	1,231		140,629
JPMorgan Chase & Co.	7,546		257,394
Total Financials			1,308,347
Health Care - 19.1%
Abbott Laboratories Co.	6,438		302,844
Amgen, Inc.*	1,925		101,910
Baxter International, Inc.	7,088		375,379
Celgene Corp.*	3,142		150,313
Genzyme Corp.*	2,264		126,037
Gilead Sciences, Inc.*	7,250		339,590
Medco Health Solutions, Inc.*	5,078		231,608
Shire Pharmaceuticals PLC	4,663		193,421
St. Jude Medical, Inc.*	4,897		201,267
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	7,477		368,915
Vertex Pharmaceuticals, Inc.*	5,195		185,150
Total Health Care			2,576,434
Industrials - 8.0%
Aecom Technology Corp.*	7,808		249,856
Delta Air Lines, Inc.*	16,585		96,027
Quanta Services, Inc.*	15,485		358,168
URS Corp.*	7,549		373,827
Total Industrials			1,077,878
Information Technology - 30.5%
Apple, Inc.*	2,471		351,945
ASML Holding, N.V.	11,533	[2]	249,689
Cisco Systems, Inc.*	25,893		482,646
EMC Corp.*	19,261		252,319
Google, Inc.*	963		405,991
International Business Machines Corp.	2,527		263,869
McAfee, Inc.*	7,136		301,068
MEMC Electronic Materials, Inc.*	14,249		253,775
Microsoft Corp.	25,443		604,780
Nvidia Corp.*	28,336		319,913
QUALCOMM, Inc.	10,819		489,019
Symantec Corp.*	8,576		133,443
Total Information Technology			4,108,458
Materials - 6.6%
Agnico-Eagle Mines, Ltd.	2,490		130,675
Freeport McMoRan Copper & Gold, Inc., Class B	4,436		222,288
Mosaic Co., The,	6,786		300,620
Potash Corp. of Saskatchewan, Inc.	2,644		246,024
Total Materials			899,607
Telecommunication Services - 2.0%
NII Holdings, Inc., Class B*	14,232		271,404
Total Common Stocks (cost $12,257,192)			13,520,967
Short-Term Investments - 6.1%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.06%[3]	443,006		443,006
BNY Institutional Cash Reserves Fund, Series B*[3,8]	119,397		17,611
Dreyfus Cash Management Fund, Institutional Class Shares, 0.44%[9]	353,221		353,221
Total Short-Term Investments (cost $915,624)			813,838
Total Investments - 106.4% (cost $13,172,816)			14,334,805
Other Assets, less Liabilities - (6.4)%			(859,039)
Net Assets - 100.0%			$13,475,766

The accompanying notes are an integral part of these financial statements.

Managers International Equity Fund

Fund Snapshots

June 30, 2009 (unaudited)

Portfolio Breakdown

Industry	Managers International Equity Fund**	MSCI EAFE Index
Financials	28.4%	24.6%
Energy	9.7%	8.7%
Industrials	9.7%	11.3%
Health Care	7.8%	8.4%
Materials	7.6%	9.4%
Consumer Staples	7.6%	10.0%
Information Technology	7.5%	5.2%
Telecommunication Services	6.0%	6.0%
Consumer Discretionary	5.0%	10.0%
Utilities	4.8%	6.4%
Other Equities	0.7%	0.0%
Preferred Stocks	0.3%	0.0%
Other Assets and Liabilities	4.9%	0.0%

**	As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
BP PLC*	1.8%
Vodafone Group PLC*	1.6
Eni S.p.A.	1.6
Sanofi-Aventis SA*	1.5
GlaxoSmithKline PLC	1.5
Societe Generale	1.5
Allianz SE*	1.4
Nestle SA, Registered	1.4
Sun Hung Kai Properties, Ltd.	1.3
E.ON AG	1.3

Top Ten as a Group	14.9%

*	Top Ten Holding at December 31, 2008

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers International Equity Fund

Fund Snapshots (continued)

Summary of Investments by Country

Country	Managers International Equity Fund*	MSCI EAFE Index
Australia	0.6%	7.3%
Belgium	0.4%	0.9%
Belgium	0.0%	0.9%
Bermuda	0.0%	0.4%
Brazil	2.4%	0.0%
Canada	3.6%	0.0%
Cayman Islands	0.5%	0.0%
China	2.2%	0.0%
Cyprus	0.0%	0.0%
Czech Republic	0.9%	0.0%
Denmark	0.3%	0.9%
Finland	1.0%	1.3%
France	9.0%	9.8%
Germany	9.7%	7.7%
Greece	0.0%	0.5%
Hong Kong	4.4%	2.1%
India	0.6%	0.0%
Ireland	0.0%	0.3%
Israel	0.6%	0.0%
Italy	2.8%	3.4%
Japan	13.3%	24.0%
Jersey, Channel Islands	0.0%	0.3%
Luxembourg	0.7%	0.5%
Netherlands	3.6%	2.5%
New Zealand	0.0%	0.1%
Norway	1.0%	0.6%
Portugal	0.0%	0.3%
Russia	1.0%	0.0%
Singapore	1.3%	1.3%
South Africa	1.0%	0.0%
South Korea	1.5%	0.0%
Spain	2.2%	4.5%
Sweden	2.3%	2.3%
Switzerland	8.0%	7.3%
Taiwan	1.9%	0.0%
Turkey	0.2%	0.0%
United Kingdom	14.0%	20.7%
United States	9.0%	0.1%

	100.0%	100.0%

*	As a percentage of total market value on June 30, 2009

Managers International Equity Fund

Schedule of Portfolio Investments

June 30, 2009 (unaudited)

	Shares	Value
Common Stocks - 94.1%
Consumer Discretionary - 5.0%
Aisin Seiki Co., Ltd. (Japan)	19,300	$416,945
Compass Group PLC (United Kingdom)	137,182	774,351
Cyrela Brazil Realty, S.A. (Brazil)	39,100	293,325
Electrolux AB, Series B (Sweden)*	18,200	254,611
Hennes & Mauritz AB (Sweden)	14,242	711,164
Lagardere (France)	11,700	390,069
New World Department Store China, Ltd. (China)	61,000	45,874
Nissan Motor Co., Ltd. (Japan)	80,700	489,760
Parkson Retail Group, Ltd. (China)	83,500	118,933
Pearson PLC (United Kingdom)	5,604	56,434
Renault SA (France)*	12,800	472,916
Sekisui House, Ltd. (Japan)	68,000	688,701
Toyota Motor Corp. (Japan)	24,700	934,089
Wolters Kluwer, N.V. (Netherlands)	3,531	61,945
Total Consumer Discretionary		5,709,117
Consumer Staples - 7.6%
Associated British Foods PLC (United Kingdom)	37,600	473,695
British American Tobacco PLC (United Kingdom)	14,521	400,840
Cadbury PLC (United Kingdom)	36,449	311,555
Casino Guichard-Perrachon SA (France)	14,413	976,132
Delhaize Group (Belgium)	6,600	464,669
Diageo PLC (United Kingdom)	31,476	452,093
Groupe Danone SA (France)	4,802	238,107
Koninklijke Ahold, N.V. (Netherlands)	97,042	1,118,751
L’Oreal SA (France)	4,632	347,696
Metro AG (Germany)	15,448	738,078
Nestle SA, Registered (Switzerland)	42,143	1,591,255
Seven & i Holdings Co., Ltd. (Japan)	21,700	508,921
Unilever, N.V. (Netherlands)	35,333	854,570
Uni-President Enterprises Corp. (Taiwan)	214,653	220,472
Total Consumer Staples		8,696,834
Energy - 9.7%
BP PLC (United Kingdom)	265,247	2,095,930
Canadian Natural Resources, Ltd. (Canada)	9,400	494,507
China Shenhua Energy Co., Ltd. (China)	184,000	672,222
EnCana Corp. (Canada)	12,068	598,342
Eni S.p.A. (Italy)	76,430	1,812,702
INPEX Corp. (Japan)	79	629,882
LUKOIL Holdings, ADR (Russia)	16,400	733,080
Nexen, Inc. (Canada)	11,000	238,980
Petro-Canada (Canada)	17,800	687,423
Petroleo Brasileiro, S.A., ADR (Brazil)	21,400	713,904
Petroleo Brasileiro, S.A., Sponsored ADR (Brazil)	11,100	454,878
Petroplus Holdings AG (Switzerland)*	4,398	72,927
Royal Dutch Shell PLC, Class A (Netherlands)	52,900	1,325,530
StatoilHydro ASA (Norway)	35,600	703,213
Total Energy		11,233,520
Financials - 28.4%
Allianz SE (Germany)	18,092	1,668,854
Australia and New Zealand Banking Group, Ltd. (Australia)	58,800	779,246
Aviva PLC (United Kingdom)	97,743	550,330
Banca Intesa S.p.A. (Italy)*	118,400	382,613
Banco do Brasil, S.A. (Brazil)	54,400	587,170
Banco Santander Central Hispano, S.A. (Spain)	104,462	1,262,757
Bank of China, Ltd., Class H (China)	1,513,000	716,471
Bank of East Asia, Ltd. (Hong Kong)	60,790	184,230
Bank of Yokohama, Ltd., The (Japan)	116,000	620,900
Barclays PLC (United Kingdom)	100,400	466,563
BNP Paribas SA (France)	14,400	939,062
CapitaLand, Ltd. (Singapore)	204,500	519,951
Cathay Financial Holding Co., Ltd. (Taiwan)*	197,300	290,055
China Life Insurance Co., Ltd. (China)	224,000	823,245
China Overseas Land & Investment, Ltd. (Hong Kong)	547,360	1,263,301
Chinatrust Financial Holding Co., Ltd., (Taiwan)*	403,109	242,155
Credit Agricole SA (France)	54,009	677,180
Credit Suisse Group AG (Switzerland)	27,047	1,239,185
Daiwa House Industry Co., Ltd. (Japan)	34,000	365,603
Daiwa Securities Group, Inc. (Japan)	40,000	237,688
DBS Group Holdings, Ltd. (Singapore)	55,500	449,947
Deutsche Bank AG (Germany)	16,300	990,893
Deutsche Boerse AG (Germany)	2,681	208,649
Hang Lung Group, Ltd. (Hong Kong)	20,900	97,799
Hang Lung Properties, Ltd. (Hong Kong)	41,000	135,014
HDFC Bank, Ltd. (India)	14,195	442,444
Henderson Land Development Co., Ltd. (Hong Kong)	68,000	388,023

The accompanying notes are an integral part of these financial statements.

Managers International Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 28.4% (continued)
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	57,400	$887,203
HSBC Holdings PLC (United Kingdom)	170,464	1,420,164
Industrial and Commercial Bank of China, Ltd. - Class H (China)*	354,000	245,211
ING Groep, N.V. (Netherlands)	56,217	569,539
KB Financial Group, Inc. (South Korea)*	13,200	440,073
Lloyds TSB Group PLC (United Kingdom)	343,885	396,427
Man Group PLC (United Kingdom)	162,976	747,064
Mitsubishi Estate Co., Ltd. (Japan)	25,000	415,042
Mitsui Fudosan Co., Ltd. (Japan)	66,000	1,144,715
Muenchener Rueckversicherungs AG (Germany)	6,100	823,630
Nomura Holdings, Inc. (Japan)	38,900	328,349
Prudential Corp. PLC (United Kingdom)	47,876	327,255
Societe Generale (France)	31,324	1,719,400
Standard Bank Group Ltd. (South Africa)	44,700	514,240
Standard Chartered PLC (United Kingdom)	22,498	423,030
Storebrand ASA (Norway)*	111,189	486,321
Sumitomo Mitsui Financial Group, Inc. (Japan)	27,200	1,100,656
Sumitomo Realty & Development Co., Ltd. (Japan)	22,000	401,691
Sun Hung Kai Properties, Ltd. (Hong Kong)	122,000	1,514,971
T&D Holdings, Inc. (Japan)	11,400	325,709
Turkiye Garanti Bankasi A.S. (Turkey)*	103,200	274,548
United Overseas Bank, Ltd. (Singapore)	62,000	625,629
Zurich Financial Services AG (Switzerland)	6,203	1,096,401
Total Financials		32,756,596
Health Care - 7.8%
Actelion, Ltd. (Switzerland)*	10,381	544,112
AstraZeneca PLC (United Kingdom)	11,700	515,882
Bayer AG (Germany)	16,400	881,340
GlaxoSmithKline PLC (United Kingdom)	100,148	1,768,943
Lonza Group AG (Switzerland)	2,432	241,930
Novartis AG (Switzerland)*	23,268	947,176
Roche Holding AG (Switzerland)*	10,904	1,485,694
Sanofi-Aventis SA (France)	30,119	1,779,728
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Israel)	17,100	843,714
Total Health Care		9,008,519
Industrials - 9.7%
ABB, Ltd., ADR (Switzerland)*	40,800	645,442
ABB, Ltd. (Switzerland)*	50,074	790,702
Adecco SA (Switzerland)	5,700	238,244
Alstom SA (France)*	8,140	483,327
Atlas Copco AB (Sweden)	52,200	525,613
Babcock International Group PLC (United Kingdom)	65,768	521,758
Deutsche Lufthansa AG (Germany)	20,700	259,965
Deutsche Post AG (Germany)*	52,050	679,617
East Japan Railway Co. (Japan)	10,400	626,141
FANUC, Ltd. (Japan)	6,000	480,818
Far Eastern Textile Co., Ltd. (Taiwan)	225,278	259,495
HOCHTIEF AG (Germany)	5,740	289,859
Hutchison Whampoa, Ltd. (Hong Kong)	30,000	195,154
ITOCHU Corp. (Japan)	88,000	610,651
Kajima Corp. (Japan)	67,000	208,571
Mitsubishi Corp. (Japan)	18,900	348,766
Mitsubishi Heavy Inds., Ltd. (Japan)	113,000	467,629
Randstad Holding, N.V. (Netherlands)*	15,800	439,088
Shimizu Corp. (Japan)	48,000	208,340
Siemens AG (Germany)	18,105	1,252,008
Tognum AG (Germany)	26,513	348,853
Tostem Inax Holding Corp. (Japan)	16,100	248,474
Vestas Wind Systems A/S (Denmark)*	4,400	315,765
Wolseley PLC (United Kingdom)*	22,400	428,809
Yamato Transport Co., Ltd. (Japan)	21,000	279,213
Total Industrials		11,152,302
Information Technology - 7.5%
AU Optronics Corp., Sponsored ADR (Taiwan)	45,100	436,568
Autonomy Corporation PLC (United Kingdom)*	35,091	831,470
Canon, Inc. (Japan)	22,900	748,006
Cia Brasileira de Meios de Pagamentos (Brazil)*	20,700	178,002
Ericsson (LM), Class B (Sweden)	99,400	979,232
Fujitsu, Ltd. (Japan)	78,000	423,714
Gemalto NV (France)*	19,157	665,802
NetEase.com, Inc., ADR (Cayman Islands)*	16,800	591,024
Nokia Oyj (Finland)	79,400	1,162,986
Redecard, S.A. (Brazil)	20,200	309,263
Samsung Electronics Co., Ltd. (South Korea)	1,778	822,084

The accompanying notes are an integral part of these financial statements.

Managers International Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Information Technology - 7.5% (continued)
Samsung Electronics Co., Ltd., GDR, (a) (South Korea)*	2,287		$531,380
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	52,061		489,890
Toshiba Corp. (Japan)	125,000		452,868
Total Information Technology			8,622,289
Materials - 7.6%
Air Liquide SA (France)	5,148		472,360
ArcelorMittal (Luxembourg)	24,428		808,416
Barrick Gold Corp. (Canada)	25,686		864,555
BASF SE (Germany)	17,300		689,263
GMK Norilsk Nickel, Sponsored ADR (Russia)*	54,724	[2]	497,988
Gold Fields, Ltd. (South Africa)	32,663		394,526
Goldcorp, Inc. (Canada)	20,000		695,181
Impala Platinum Holdings, Ltd. (South Africa)	9,800		216,678
Kinross Gold Corp. (Canada)	16,500		299,475
Mitsubishi Chemical Holdings Corp. (Japan)	72,500		306,657
Rio Tinto PLC (United Kingdom)	23,042		797,977
Shin-Etsu Chemical Co., Ltd. (Japan)	13,400		621,477
Svenska Cellulosa AB (SCA) (Sweden)	27,200		286,373
Syngenta AG (Switzerland)	2,931		681,944
Taiwan Fertilizer Co., Ltd. (Taiwan)	112,000		331,059
Toray Industries, Inc. (Japan)	88,700		451,496
Yamana Gold, Inc. (Canada)	43,259		384,558
Total Materials			8,799,983
Telecommunication Services - 6.0%
Bharti Tele-Ventures, Ltd. (India)*	13,107		219,102
BT Group PLC (United Kingdom)	236,090		395,568
Deutsche Telekom AG (Germany)	35,800		423,248
France Telecom SA (France)	48,315		1,099,344
Nippon Telegraph & Telephone Corp. (Japan)	24,700		1,005,918
Telecom Italia S.p.A. (Italy)	506,800		702,671
Telecom Italia S.p.A., RSP (Italy)	464,100		457,192
Telefonica, S.A. (Spain)	36,000		817,548
Vodafone Group PLC (United Kingdom)	947,306		1,842,452
Total Telecommunication Services			6,963,043
Utilities - 4.8%
Centrica PLC (United Kingdom)	133,900		492,355
Ceske Energeticke Zavody (Czech Republic)*	23,011		1,028,509
E.ON AG (Germany)	42,641		1,513,670
Electricite de France SA (France)	9,800		478,517
Hong Kong and China Gas Co., Ltd., The (Hong Kong)	313,670		658,451
Iberdrola Renovables SAU (Spain)*	121,205		555,670
National Grid PLC (United Kingdom)	32,230		290,834
RWE AG (Germany)	7,140		563,058
Total Utilities			5,581,064
Total Common Stocks (cost $109,645,720)			108,523,267
Other Equities - 0.7%
Hirco PLC (South Africa)*	18,100		28,576
SPDR Gold Shares (United States)*	8,400		765,912
Total Other Equities (cost $823,505)			794,488
Preferred Stock - 0.3%
Itau Unibanco Banco Multiplo, S.A., Preferred (Brazil)	20,513		323,366
Total Preferred Stock (cost $349,850)			323,366
Short-Term Investments - 8.6%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.06%[3]	399,006		399,006
BNY Institutional Cash Reserves Fund, Series B*[3,8]	104,356		15,393
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.44%[9]	9,476,298		9,476,298
Total Short-Term Investments (cost $9,979,660)			9,890,697
Total Investments - 103.7% (cost $120,798,735)			119,531,818
Other Assets, less Liabilities - (3.7)%			(4,267,421)
Net Assets - 100.0%			$115,264,397

The accompanying notes are an integral part of these financial statements.

Managers Emerging Markets Equity Fund

Fund Snapshots

June 30, 2009 (unaudited)

Portfolio Breakdown

Industry	Managers Emerging Markets Equity Fund**	MSCI EM Index
Financials	26.6%	24.0%
Energy	15.9%	16.1%
Telecommunication Services	11.8%	10.5%
Materials	11.6%	13.5%
Information Technology	10.0%	12.3%
Industrials	7.5%	7.2%
Consumer Discretionary	7.3%	5.0%
Consumer Staples	2.9%	5.1%
Utilities	2.5%	3.9%
Preferred Stocks	1.6%	0.0%
Health Care	1.4%	2.4%
Other Assets and Liabilities	0.9%	0.0%

**	As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
Petroleo Brasileiro, S.A., ADR	2.8%
OAO Gazprom, ADR*	2.7
China Mobile, Ltd.*	2.2
Bank of China, Ltd., Class H	1.9
China Construction Bank Corp.	1.9
CNOOC, Ltd.*	1.8
Industrial and Commercial Bank of China, Ltd. - Class H	1.8
Samsung Electronics Co., Ltd.	1.8
Hon Hai Precision Industry Co., Ltd.	1.5
Banco Bradesco, S.A.	1.5

Top Ten as a Group	19.9%

*	Top Ten Holding at December 31, 2008

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Emerging Markets Equity Fund

Fund Snapshots (continued)

Summary of Investments by Country

Country	Managers Emerging Markets Equity Fund*	MSCI EM Index
Bermuda	0.4%	0.3%
Brazil	15.1%	14.6%
Cayman Islands	0.0%	2.2%
Chile	0.8%	1.5%
China	12.3%	11.4%
Colombia	0.0%	0.6%
Czech Republic	0.4%	0.5%
Egypt	1.3%	0.6%
Hong Kong	6.5%	5.4%
Hungary	0.3%	0.5%
India	8.1%	7.5%
Indonesia	3.1%	1.7%
Israel	2.1%	2.7%
Luxembourg	0.6%	0.0%
Malaysia	1.4%	2.9%
Mexico	3.1%	4.4%
Morocco	0.0%	0.4%
Panama	0.5%	0.0%
Peru	0.7%	0.0%
Philippines	0.9%	0.4%
Poland	0.3%	1.1%
Russia	8.3%	5.7%
South Africa	5.4%	7.5%
South Korea	10.5%	12.3%
Supranational & Other	0.3%	0.0%
Taiwan	8.7%	11.7%
Thailand	2.8%	1.4%
Turkey	3.0%	1.4%
United Kingdom	0.7%	0.0%
United States	2.4%	1.3%

	100.0%	100.0%

*	As a percentage of total market value on June 30, 2009

Managers Emerging Markets Equity Fund

Schedule of Portfolio Investments

June 30, 2009 (unaudited)

	Shares		Value
Common Stocks - 97.5%
Consumer Discretionary - 7.3%
Astra International Tbk PT (Indonesia)	79,000		$183,424
Cyfrowy Polsat SA (Poland)*	43,502		210,333
Desarrolladora Homex, S.A.B. de C.V. (Mexico)*	15,578	[2]	434,470
Far Eastern Department Stores, Ltd. (Taiwan)	210,000		205,416
Genting Malaysia Berhad (Malaysia)*	454,700		348,243
Golden Eagle Retail Group, Ltd. (China)	289,000		334,883
Grupo Televisa SA (Mexico)	34,300		583,100
Hyundai Mobis Co., Ltd. (South Korea)	3,224		280,895
Hyundai Motor Co., Ltd. (South Korea)	5,899		341,190
Land and Houses PCL (Thailand)	432,700		64,425
LG Electronics, Inc. (South Korea)	6,152		561,982
Lojas Renner, S.A. (Brazil)	29,000		321,153
Maruti Udyog, Ltd. (India)	5,195		115,523
MegaStudy Co., Ltd. (South Korea)	988		177,527
Naspers, Ltd. (South Africa)	12,847		338,343
Net Servicos de Comunicacao, S.A. (Brazil)*	69,010		672,667
Parkson Retail Group, Ltd. (China)	141,500		201,545
Urbi Desarrollos Urbanos, SA de CV (Mexico)*	142,030		215,716
Zee Entertainment Enterprises, Ltd. (India)	112,914		415,807
Total Consumer Discretionary			6,006,642
Consumer Staples - 2.9%
Anadolu Efes Biracilik ve Malt Sanayii A.S. (Turkey)	28,191		253,403
BIM Birlesik Magazalar A.S. (Turkey)	4,824		168,305
China Mengniu Dairy Co., Ltd. (Hong Kong)*	167,000		387,419
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil)	6,732		258,913
Cia de Bebidas das Americas, RCT (Brazil)	8		520
ITC, Ltd. (India)	38,968		154,913
KT&G Corp. (South Korea)	2,863		161,551
Kuala Lumpur Kepong Berhad (Malaysia)	38,500		130,040
Shinsegae Co., Ltd. (South Korea)	1,717		678,515
Shufersal, Ltd. (Israel)	20,001		73,788
Uni-President Enterprises Corp. (Taiwan)	146,000		149,958
Total Consumer Staples			2,417,325
Energy - 15.9%
Cairn India, Ltd. (India)*	37,427		181,384
China Shenhua Energy Co., Ltd. (China)	40,000		146,135
CNOOC, Ltd. (Hong Kong)	1,213,790		1,495,210
LUKOIL Holdings, ADR (Russia)	24,594		1,099,352
NovaTek OAO, Sponsored GDR (Russia)	2,200		104,833
OAO Gazprom, ADR (Russia)	109,559		2,224,735
OAO Rosneft Oil Co., GDR (a) (Russia)*	76,178		426,597
OGX Petroleo e Gas Participacoes, S.A. (Brazil)*	600		307,728
PetroChina Co., Ltd. (China)	332,000		366,880
Petroleo Brasileiro, S.A., ADR (Brazil)	67,842		2,263,209
Petroleo Brasileiro, S.A., Sponsored ADR (Brazil)	18,110		742,148
PT Tambang Batubara Bukit Asam Tbk (Indonesia)*	244,500		276,128
PTT Exploration & Production PCL (Thailand)	50,400		196,609
PTT Public Co., Ltd. (Thailand)	89,900		614,914
Reliance Industries, Ltd. (India)	13,265		558,406
Rosneft Oil, GDR (Russia)*	53,550		292,538
Sasol, Ltd. (South Africa)	12,741		445,740
Tenaris, S.A. (Luxembourg)	18,800	[2]	508,352
Tupras Turkiye Petrol Rafine (Turkey)	64,762		785,860
Total Energy			13,036,758
Financials - 26.6%
ABSA Group, Ltd. (South Africa)	25,672		366,329
Banco Bradesco, S.A. (Brazil)	85,291		1,259,748
Banco Santander Chile, ADR (Chile)	2,990		139,603
Bangkok Bank Pcl (Thailand)	66,200		216,644
Bank Hapoalim, Ltd. (Israel)*	41,988		111,286
Bank of China, Ltd., Class H (China)	3,306,000		1,565,533
BM&FBOVESPA, S.A. (Brazil)	23,300		139,122
Bumiputra-Commerce Holdings Berhad (Malaysia)	101,500		260,592
Commercial Bank of Qatar (Qatar)	70,950		230,588
Cathay Financial Holding Co., Ltd. (Taiwan)*	300,000		441,036
Cathay Financial Holding Co., Ltd., GDR (Taiwan)*	1,100		15,577
China Construction Bank Corp. (China)	1,998,000		1,539,544
China Life Insurance Co., Ltd. (China)	112,000		411,623
China Overseas Land & Investment, Ltd. (Hong Kong)	190,000		438,518
Chinatrust Financial Holding Co., Ltd., (Taiwan)*	1,584,777		952,005
Commercial International Bank (Egypt)	11,504		100,356
Credicorp, Ltd. (Peru)	10,595		616,629

The accompanying notes are an integral part of these financial statements.

Managers Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 26.6% (continued)
Daegu Bank, Ltd., The (South Korea)	16,780	$153,161
EFG-Hermes (Egypt)	37,053	149,738
FirstRand, Ltd. (South Africa)	261,077	476,576
Franshion Properties China, Ltd. (Hong Kong)	862,000	293,154
Grupo Financiero Banorte, S.A.B. de C.V. (Mexico)	140,800	341,087
Guangzhou Investment Co., Inc. (Hong Kong)	796,000	175,548
Hana Financial Group, Inc. (South Korea)	4,840	103,110
HDFC Bank, Ltd. (India)	10,369	323,191
Housing Development Finance Corp., Ltd. (India)	19,642	958,801
ICICI Bank, Ltd. (India)	17,312	259,571
ICICI Bank, Ltd., Sponsored ADR (India)	2,300	67,850
Industrial and Commercial Bank of China, Ltd. - Class H (China)*	2,110,958	1,462,233
Infrastructure Development Finance Co., Ltd. (India)	209,348	590,528
Itau Unibanco Banco Multiplo, S.A., ADR (Brazil)	56,247	890,390
Kasikornbank PCL (Thailand)	173,200	366,535
KB Financial Group, Inc. (South Korea)*	5,180	172,695
OTP Bank NyRt. (Hungary)*	5,427	98,120
Ping An Insurance (Group) Co. of China, Ltd. (China)	151,383	1,016,090
PT Bank Mandiri (Indonesia)	588,500	182,256
PT Bank Rakyat Indonesia (Indonesia)	902,113	553,102
Robinsons Land Corp. (Philippines)	473,000	66,644
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	4,024	591,598
Sanlam, Ltd. (South Africa)	251,037	562,855
Savings Bank of the Russian Federation(Sberbank) (Russia)	267,782	334,995
Sberbank, GDR (Russia)	1,793	397,437
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. (China)	89,500	153,090
Shinhan Financial Group Co., Ltd. (South Korea)*	9,670	243,787
Siam Commercial Bank PCL (Thailand)	189,100	404,492
Siam Commercial Bank Public Company, Ltd. (Thailand)	85,300	182,460
Sino-Ocean Land Holdings, Ltd. (China)	267,500	303,750
Standard Bank Group, Ltd. (South Africa)	13,800	158,759
Turkiye Garanti Bankasi A.S. (Turkey)*	158,654	422,075
Turkiye Halk Bankasi A.S. (Turkey)	67,173	263,098
Turkiye Is Banksai (Isbank) (Turkey)	87,469	254,502
Total Financials		21,778,011
Health Care - 1.4%
Richter Gedeon Rt (Hungary)	933	167,808
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Israel)	19,572	965,682
Total Health Care		1,133,490
Industrials - 7.5%
Aveng, Ltd. (South Africa)	31,646	143,657
Beijing Enterprises Holdings, Ltd. (Hong Kong)	94,000	467,874
Bharat Heavy Electricals, Ltd. (India)	9,396	431,276
China Communications Constuction Co., Ltd. (China)	45,000	52,172
China Railway Construction Corp. (China)	335,300	514,548
China Shipping Development Co., Ltd. (China)	368,000	470,638
Companhia de Concessoes Rodoviarias (Brazil)	16,308	257,582
Copa Holdings, S.A., Class A (Panama)	10,100	412,282
COSCO Pacific, Ltd. (Bermuda)	290,000	324,717
GS Engineering & Construction Corp. (South Korea)	2,021	116,583
Hyundai Development Co. (South Korea)	12,175	383,245
Hyundai Engineering & Construction Co. (South Korea)	5,160	215,062
IJM Corp. Berhad (Malaysia)	74,800	123,134
Jiangsu Expressway Co., Ltd. (China)	376,000	274,866
Larsen & Toubro, Ltd. (India)	19,483	636,345
Localiza Rent A Car, S.A. (Brazil)	34,558	213,397
Orascom Construction Industries (Egypt)	13,478	457,493
PLUS Expressways Berhad (Malaysia)	208,000	189,176
Raubex Group, Ltd. (South Africa)	60,273	212,874
Samsung Heavy Industries Co., Ltd. (South Korea)	5,490	124,001
Santos Brasil Participacoes, S.A. (Brazil)	17,363	97,470
SM Investments Corp. (Philippines)	1	6
Weg, S.A. (Brazil)	9,265	65,723
Total Industrials		6,184,121
Information Technology - 10.0%
Acer, Inc. (Taiwan)	104,000	180,021
Advanced Semiconductor Engineering, Inc. (Taiwan)	893,893	516,987

The accompanying notes are an integral part of these financial statements.

Managers Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Information Technology - 10.0% (continued)
Cia Brasileira de Meios de Pagamentos (Brazil)*	13,229		$113,758
Hon Hai Precision Industry Co., Ltd. (Taiwan)	412,611		1,265,364
Hon Hai Precision Industry Co., Ltd., ADR (Taiwan)	4,255		25,721
Infosys Technologies (India)	9,836		363,735
LG Display Co., Ltd. (South Korea)	20,910		521,402
MediaTek, Inc. (Taiwan)	57,331		680,659
NHN Corp. (South Korea)*	739		101,867
Redecard, S.A. (Brazil)	27,100		414,902
Samsung Electronics Co., Ltd. (South Korea)	3,104		1,435,179
Samsung Electronics Co., Ltd., GDR, (a) (South Korea)*	1,120		260,230
Siliconware Precision Industries Co. (Taiwan)	23,912		148,254
Siliconware Precision Industries Co. (Taiwan)	5,871		6,793
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	603,993		991,274
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	68,527		644,839
Tata Consultancy Services, Ltd. (India)	68,796		558,834
Total Information Technology			8,229,819
Materials - 11.6%
Anglo American PLC (United Kingdom)	19,483		569,665
AngloGold Ashanti, Ltd. (South Africa)	2,138		78,354
Anhui Conch Cement Co., Ltd. (China)	82,936		515,856
CEMEX, S.A.B. de C.V. (Mexico)*	420		3,923
China National Building Materials Co., Ltd. (China)	160,000		307,624
China Shanshui Cement Group, Ltd. (China)	250,000		172,735
China Steel Corp. (Taiwan)	220,000		188,431
Companhia Siderurgica Nacional, S.A., Sponsored ADR (Brazil)	7,613		170,151
Formosa Chemicals & Fibre Corp. (Taiwan)*	679		1,019
GMK Norilsk Nickel, Sponsored ADR (Russia)*	18,826	[2]	171,317
Gold Fields, Ltd. (South Africa)	39,886		481,770
Hidili Industry International Development, Ltd. (China)*	201,000		156,425
Impala Platinum Holdings, Ltd. (South Africa)	13,057		288,918
Indocement Tunggal Prakarsa Tbk PT (Indonesia)*	236,000		178,488
Israel Chemicals, Ltd. (Israel)	7,642		74,990
KG Chemical Co., Ltd. (South Korea)	2,379		259,266
Makhteshim-Agan Industries, Ltd. (Israel)	26,100		128,576
MMC Norilsk Nickel, ADR (Russia)*	15,350		141,488
Novolipetsk Steel, GDR (Russia)	3,158		65,024
POSCO (South Korea)	2,909		967,041
Raspadskaya (Russia)	116,495		260,353
Sappi, Ltd. (South Africa)	127,758		376,622
Sociedad Quimica y Minera de Chile SA, ADR (Chile)	5,430		196,512
Taiwan Cement Corp. (Taiwan)	210,000		200,009
Taiwan Fertilizer Co., Ltd. (Taiwan)	143,000		422,692
Uralkaliy OAO (Russia)	25,738		414,871
Usinas Siderurgicas de Minas Gerais, S.A. ADR (Brazil)	9,300		199,099
Usinas Siderurgicas de Minas Gerais, S.A. (Brazil)	28,200		592,927
Vale, S.A., 5.500%, Preferred ADR (Brazil)	57,299		879,540
Vale, S.A., Sponsored ADR (Brazil)	58,667		1,034,299
Total Materials			9,497,985
Telecommunication Services - 11.8%
Advanced Information Services PCL (Thailand)	104,400		276,458
America Movil, S.A.B. de C.V. (Mexico)	26,466		1,024,763
Bezeq Israeli Telecommunication Corp., Ltd. (Israel)	232,356		428,898
Bharti Tele-Ventures, Ltd. (India)*	43,000		718,804
China Communications Services Corp., Ltd. (China)	456,000		280,390
China Mobile, Ltd. (Hong Kong)	183,000		1,832,269
Chunghwa Telecom Co., Ltd., ADR (Taiwan)	7,811		154,892
Comstar - United Telesystems, GDR (Russia)	58,468		252,642
Indosat Tbk PT (Indonesia)	22,000		10,684
LG Telecom, Ltd. (South Korea)	17,860		112,175
Mobile Telesystems, Sponsored ADR (Russia)	20,416		753,963
MTN Group, Ltd. (South Africa)	39,032		599,470
Orascom Telecom Holding SAE (Egypt)*	26,321		139,962
Philippine Long Distance Telephone Co., ADR (Philippines)	5,507		273,808
Philippine Long Distance Telephone Co. (Philippines)	8,420		417,512
SK Telecom (South Korea)	5,375		732,690
Tele Norte Leste Participacoes, S.A. (Brazil)	14,619		217,385
Telecom Egypt Co. (Egypt)	76,976		221,662
Telekomunikasi Indonesia Tbk PT (Indonesia)	1,164,067		861,757
Turk Telekomunikasyon A.S. (Turkey)*	78,376		244,098
Turkcell Iletisim Hizmetleri A.S. (Turkey)	14,575		80,581
Total Telecommunication Services			9,634,863

The accompanying notes are an integral part of these financial statements.

Managers Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities - 2.5%
Ceske Energeticke Zavody (Czech Republic)*	7,329	$327,580
China Resources Power Holdings Co. (Hong Kong)	158,000	349,460
Companhia Energetica de Minas Gerais (Brazil)	10,214	137,087
Enersis SA, ADR (Chile)	19,841	366,463
PT Perusahaan Gas Negara (Persero) Tbk (Indonesia)*	1,131,000	346,700
Reliance Infrastructure, Ltd. (India)	10,082	250,684
Tata Power Co., Ltd. (India)	7,220	172,730
Tenaga Nasional Berhad (Malaysia)*	48,600	105,526
Total Utilities		2,056,230
Total Common Stocks (cost $82,144,473)		79,975,244
Preferred Stocks - 1.6%
Bradespar, S.A., Preferred (Brazil)	13,150	171,262
Companhia de Bebidas das Americas, Preferred (Brazil)	2,862	184,851
Eletropaulo Metropolitana Sao Paulo, S.A., Preferred (Brazil)	11,271	197,811
Itau Unibanco Banco Multiplo, S.A., Preferred (Brazil)	28,451	448,508
Ultrapar Participacoes, S.A., Preferred (Brazil)	8,807	277,536
Total Preferred Stocks (cost $957,287)		1,279,968
Rights - 0.1%
China Resources Power Holdings Co., Ltd., Rights (Hong Kong)	15,800	6,728
Total Rights (cost $0)		6,728
Short-Term Investments - 2.8%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.06%[3]	1,023,015	1,023,015
BNY Institutional Cash Reserves Fund, Series B*[3,8]	110,742	16,334
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.44%[9]	1,300,481	1,300,481
Total Short-Term Investments (cost $2,434,238)		2,339,830
Total Investments - 102.0% (cost $85,535,998)		83,601,770
Other Assets, less Liabilities - (2.0)%		(1,598,745)
Net Assets - 100.0%		$82,003,025

The accompanying notes are an integral part of these financial statements.

Managers Global Bond Fund

Fund Snapshots

June 30, 2009 (unaudited)

Portfolio Breakdown

Industry	Managers Global Bond Fund**	Barclays Capital Global Aggregate Index
Corporate	59.4%	16.2%
Foreign Government	31.6%	50.7%
U.S. Government	0.9%	27.9%
Asset-Backed Securities	0.7%	0.3%
Preferred Stocks	0.2%	0.0%
Mortgage Backed Securities	0.0%	4.9%
Other Assets and Liabilities	7.2%	0.0%

**	As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
Bundesrepublik Deutschland, 3.750%, 01/04/17*	5.1%
Belgium Kingdom, 5.500%, 09/28/17*	5.0
Japan Finance Corporation for Municipal Enterprises, 1.550%, 02/21/12*	2.6
Bundesrepublik Deutschland, 4.000%, 04/13/12	2.1
Norway Government Bond, 6.500%, 05/15/13	1.8
Citigroup, Inc., 5.000%, 09/15/14	1.7
Development Bank of Japan, 1.750%, 06/21/10*	1.6
KfW Bankengruppe, 2.600%, 06/20/37	1.6
SK Telecom Co., Ltd., 6.625%, 07/20/27	1.5
HSBC Finance Corp., 1.790%, 09/18/15*	1.5

Top Ten as a Group	24.5%

*	Top Ten Holding at December 31, 2008

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Global Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (unaudited)

Security Description		Principal Amount		Value
Corporate Bonds - 59.4%
Finance - 19.8%
Abbey National Treasury Services, Series EMTN, 5.500%, 06/18/14	GBP	100,000		$166,022
Bank of America Corp., 4.750%, 05/06/19 [6]	EUR	325,000		312,349
Barclays Bank PLC, 6.750%, 05/22/19	USD	200,000		198,354
BSkyB Finance PLC, 5.750%, 10/20/17	GBP	5,000		8,185
Canara Bank, 6.365%, 11/28/21 [6]	USD	400,000		351,662
Citigroup, Inc., 5.000%, 09/15/14	USD	880,000		737,720
Credit Suisse USA, Inc., 4.875%, 01/15/15	USD	185,000		185,782
Depfa ACS Bank, 1.650%, 12/20/16	JPY	70,000,000		479,624
ERAC USA Finance Co.,
6.375%, 10/15/17 (a)	USD	220,000		198,640
6.700%, 06/01/34 (a)	USD	240,000		180,063
7.000%, 10/15/37 (a)	USD	60,000		47,717
General Electric Capital Corp., 5.250%, 04/15/13 (b)	USD	460,000	[2]	453,204
Goldman Sachs Group, Inc.,
1.609%, 05/23/16, (08/24/09) [5]	EUR	350,000		405,460
6.875%, 01/18/38	GBP	200,000		260,040
Host Hotels & Resorts, L.P.,
6.375%, 03/15/15	USD	35,000		30,275
6.875%, 11/01/14	USD	150,000		135,000
HSBC Finance Corp., 1.790%, 09/18/15	JPY	100,000,000		661,348
ICICI Bank, Ltd., 6.375%, 04/30/22 (a) [6]	USD	280,000		218,360
ISA Capital do Brasil SA, 7.875%, 01/30/12 (a)	USD	100,000		103,000
KfW Bankengruppe,
2.050%, 02/16/26	JPY	35,000,000		345,280
2.600%, 06/20/37	JPY	68,000,000		675,254
KfW International Finance, Inc., 1.750%, 03/23/10	JPY	17,000,000		178,069
Morgan Stanley,
4.750%, 04/01/14	USD	275,000		259,762
Series EMTN, 5.375%, 11/14/13	GBP	120,000		187,675
Muenchener Hypothekenbank eG, 5.000%, 01/16/12 (a)	EUR	325,000		485,238
Oesterreichische Kontrollbank AG, 1.800%, 03/22/10	JPY	34,000,000		354,500
ProLogis, 6.625%, 05/15/18	USD	60,000		47,244
Qwest Capital Funding, Inc., 6.875%, 07/15/28	USD	15,000		10,200
SLM Corp., 5.000%, 10/01/13	USD	295,000		238,612
Wells Fargo & Co., 4.625%, 11/02/35	GBP	350,000		452,300
White Mountains Insurance Group, Ltd., 6.375%, 03/20/17 (a)	USD	285,000		216,748
Total Finance				8,583,687
Industrial - 35.1%
Ahold Finance USA, Inc., Series EMTN, 6.500%, 03/14/17	GBP	195,000		317,605
Albertson’s, Inc.,
7.450%, 08/01/29	USD	295,000		241,900
7.750%, 06/15/26	USD	5,000		4,262

The accompanying notes are an integral part of these financial statements.

Managers Global Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount	Value
Industrial - 35.1% (continued)
Anheuser-Busch InBev NV/SA, Series EMTN, 6.500%, 06/23/17	GBP	75,000	$121,995
ArcelorMittal, 9.850%, 06/01/19	USD	75,000	80,941
Axtel S.A.B. de C.V., 7.625%, 02/01/17 (a)	USD	210,000	168,000
Bell Aliant Regional Communications, 5.410%, 09/26/16	CAD	320,000	264,897
Bell Canada,
5.000%, 02/15/17 (a)	CAD	55,000	46,547
6.100%, 03/16/35 (a)	CAD	45,000	34,647
6.550%, 05/01/29 (a)	CAD	10,000	8,116
7.300%, 02/23/32 (a)	CAD	130,000	114,519
Bertelsmann AG, 3.625%, 10/06/15	EUR	380,000	442,163
Bristol-Myers Squibb Co., 4.625%, 11/15/21	EUR	150,000	202,729
British Sky Broadcasting Group PLC, 6.100%, 02/15/18 (a)	USD	460,000	459,325
Canadian Pacific Railway Co.,
5.750%, 03/15/33	USD	30,000	24,183
5.950%, 05/15/37	USD	55,000	45,018
Cargill, Inc. 6.625%, 09/15/37 (a)	USD	200,000	188,233
Chesapeake Energy Corp.,
6.250%, 01/15/17	EUR	100,000	123,452
6.500%, 08/15/17	USD	115,000	96,600
6.875%, 11/15/20	USD	170,000	136,850
Chevron Phillips Chemical Co. LLC, 7.000%, 06/15/14, (a)	USD	250,000	255,607
Citizens Communications Co.,
6.625%, 03/15/15	USD	115,000	101,200
7.125%, 03/15/19	USD	130,000	110,825
9.000%, 08/15/31	USD	65,000	53,625
CSX Corp.,
5.600%, 05/01/17	USD	60,000	58,432
6.000%, 10/01/36	USD	386,000	349,652
6.250%, 03/15/18	USD	40,000	40,342
Delta Air Lines, Inc.,
6.821%, 08/10/22	USD	335,797	278,711
8.021%, 08/10/22	USD	110,251	71,663
Desarrolladora Homex, S.A. de C.V., 7.500%, 09/28/15	USD	380,000	326,800
DP World, Ltd., 6.850%, 07/02/37 (a)	USD	900,000	598,500
Edcon Proprietary Ltd., 4.527%, 06/15/14 (09/15/09) (a)[5]	EUR	310,000	252,234
Embarq Corp., 7.995%, 06/01/36	USD	110,000	96,731
Energy Transfer Partners, L.P.,
6.625%, 10/15/36	USD	425,000	415,255
6.700%, 07/01/18	USD	90,000	92,007
Finmeccanica SpA, 4.875, 03/24/25	EUR	300,000	342,473
Hanaro Telecom, Inc., 7.000%, 02/01/12 (a)	USD	50,000	50,125

The accompanying notes are an integral part of these financial statements.

Managers Global Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount	Value
Industrial - 35.1% (continued)
HCA, Inc.,
6.375%, 01/15/15	USD	$70,000	$56,875
6.625%, 02/15/16	USD	160,000	129,200
7.580%, 09/15/25	USD	20,000	12,315
7.690%, 06/15/25	USD	25,000	15,353
Hilcorp Energy I LP/Hilcorp Finance Co., 7.750%, 11/01/15 (a)	USD	170,000	143,650
Hologic, Inc., 2.000%, 12/15/37 (b)	USD	70,000	49,700
Home Depot, Inc., The, 5.875%, 12/16/36	USD	250,000	220,566
Host Hotels & Resorts, L.P., 6.750%, 06/01/16	USD	140,000	121,450
Imperial Tobacco Finance PLC, 4.375%, 11/22/13	EUR	250,000	337,825
International Paper Co., 7.950%, 06/15/18	USD	215,000	207,419
Kinder Morgan Energy Partners L.P., 5.800%, 03/15/35	USD	240,000	202,603
KLA Instruments Corp., 6.900%, 05/01/18	USD	345,000	310,181
Koninklijke KPN, N.V., 4.750%, 01/17/17	EUR	250,000	348,347
Lafarge S.A.,
4.750%, 03/23/20	EUR	215,000	243,614
5.375%, 06/26/17	EUR	150,000	184,180
Lucent Technologies, Inc., 6.450%, 03/15/29	USD	595,000	337,662
Motorola, Inc.,
6.500%, 09/01/25	USD	215,000	150,500
6.625%, 11/15/37	USD	240,000	163,200
Nabors Industries, Inc., 6.150%, 02/15/18	USD	250,000	239,990
Nextel Communications, Inc., 7.375%, 08/01/15	USD	100,000	79,750
Noble Group, Ltd., 8.500%, 05/30/13 (a)	USD	100,000	95,000
Owens & Minor, Inc., 6.350%, 04/15/16 [7]	USD	215,000	188,128
Owens-Brockway Glass Container, Inc., 6.750%, 12/01/14	EUR	50,000	63,129
Pemex Project Funding Master Trust, 6.625%, 04/04/10	EUR	390,000	560,082
Qtel International Finance, Ltd., 7.875%, 06/10/19 (a)	USD	200,000	203,475
Qwest Capital Funding, Inc.,
6.500%, 11/15/18	USD	40,000	30,800
7.750%, 02/15/31	USD	65,000	46,150
Qwest Corp.,
6.500%, 06/01/17	USD	46,000	40,480
6.875%, 09/15/33	USD	75,000	54,750
7.250%, 09/15/25	USD	83,000	63,495
7.250%, 10/15/35	USD	158,000	114,550
Reynolds American, Inc., 6.750%, 06/15/17	USD	355,000	331,465
Sappi Papier Holding AG, 7.500%, 06/15/32 (a)	USD	89,000	37,380
SK Telecom Co., Ltd., 6.625%, 07/20/27 (a)	USD	725,000	669,984
Sprint Nextel Corp., 6.000%, 12/01/16	USD	200,000	163,500
Telecom Italia Capital S.p.A.,
4.950%, 09/30/14	USD	290,000	277,623
6.375%, 11/15/33	USD	125,000	111,094

The accompanying notes are an integral part of these financial statements.

Managers Global Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Industrials - 35.1% (continued)
Telefonica Emisiones S.A.U., 4.375%, 02/02/16	EUR	55,000		$75,758
Time Warner Cable, Inc. 6.550%, 05/01/37	USD	90,000		86,297
Time Warner, Inc.,
6.625%, 05/15/29	USD	310,000		280,317
6.950%, 01/15/28	USD	85,000		79,850
UnitedHealth Group, Inc., 5.800%, 03/15/36	USD	440,000		355,897
Vale Overseas Ltd., 6.875%, 11/01/36	USD	278,000		263,962
Vivendi, 3.875%, 02/15/12	EUR	90,000		127,416
Wendel Investissement,
4.375%, 08/09/17	EUR	200,000		189,386
4.875%, 05/26/16	EUR	200,000		192,192
Wolters Kluwer NV, 6.375%, 04/10/18	EUR	150,000		217,032
WPP Finance S.A., 5.250%, 01/30/15	EUR	100,000		127,945
Total Industrials				15,217,681
Utilities - 4.5%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 (a)	USD	500,000		499,272
Edison Mission Energy, 7.625%, 05/15/27	USD	155,000		99,200
Majapahit Holding BV, 7.250%, 06/28/17 (a)	USD	200,000		170,000
NiSource Finance Corp., 6.400%, 03/15/18	USD	365,000		334,885
Transport De Gas Del Sur, 7.875%, 05/14/17 (a)	USD	540,000	[2]	394,200
Veolia Environnement,
4.000%, 02/12/16	EUR	75,000		100,204
5.125%, 05/24/22	EUR	200,000		243,531
6.000%, 06/01/18	USD	80,000		81,541
Total Utilities				1,922,833
Total Corporate Bonds (cost $28,283,242)				25,724,201
Foreign Government Obligations - 31.6%
Asian Development Bank, 2.350%, 06/21/27	JPY	20,000,000		203,603
Banco Nacional de Desenvolvimento Economico e Social, 6.500%, 06/10/19 (a)	USD	200,000		200,400
Belgium Kingdom, 5.500%, 09/28/17	EUR	1,365,000		2,149,957
Bundesrepublik Deutschland,
3.750%, 01/04/17	EUR	1,529,000		2,230,470
4.000%, 04/13/12	EUR	605,000		900,086
Canadian Government,
4.250%, 09/01/09	CAD	315,000		272,539
4.500%, 06/01/15	CAD	555,000	[2]	523,436
Development Bank of Japan,
1.400%, 06/20/12	JPY	39,000,000		411,937
1.750%, 06/21/10	JPY	65,000,000		681,892
European Investment Bank,
1.250%, 09/20/12	JPY	16,000,000		167,448
11.505%, 04/24/13 (a)[4]	IDR	4,605,000,000		294,368
Export-Import Bank of Korea, 8.125%, 01/21/14		175,000		191,560

The accompanying notes are an integral part of these financial statements.

Managers Global Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount	Value
Indonesia Government International Bond, 7.750%, 01/17/38 (a)	USD	$460,000	$418,600
Japan Finance Corporation for Municipal Enterprises, 1.550%, 02/21/12	JPY	106,000,000	1,126,916
Japan Government Ten Year Bond, 1.400%, 06/20/11	JPY	8,000,000	84,843
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	3,900,000	284,602
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/10	AUD	410,000	344,715
Norway Government Bond,
4.250%, 05/19/17	NOK	970,000	154,412
5.000%, 05/15/15	NOK	1,600,000	266,700
6.000%, 05/16/11	NOK	1,715,000	286,366
6.500%, 05/15/13	NOK	4,410,000	771,102
Republica Oriental del Uruguay, 4.250%, 04/05/27	UYU	10,730,000	444,342
South Africa, Republic of, 4.500%, 04/05/16	EUR	385,000	482,580
U.K. Gilts,
4.250%, 06/07/32	GBP	110,000	178,510
4.750%, 03/04/20	GBP	355,000	638,741
Total Foreign Government Obligations (cost $13,157,982)			13,710,125
U.S. Government - 0.9%
USTN, 1.230%, 01/15/12 (cost $403,562)	USD	405,000	402,406
Asset-Backed Securities - 0.7%
COMET, Series 2004-B7, Class B7, 1.905%, 08/17/17 (07/17/09)[5]	EUR	100,000	87,492
Merrill Lynch/Countrywide Mortgage Trust, 5.439%, 02/12/39[6]	USD	235,000	223,641
Total Asset-Backed Securities (cost $318,329)			311,133

		Shares
Preferred Stocks - 0.2%
FHLMC, Series Z, 8.375%*		21,825	26,627
FNMA, Series S, 8.250%*		37,350	50,049
Total Preferred Stocks (cost $1,510,918)			76,676
Short-Term Investments - 2.9%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.06%[3]		675,010	675,010
BNY Institutional Cash Reserves Fund, Series B*[3,8]		38,044	5,612
Dreyfus Cash Management Fund, Institutional Class Shares, 0.44%[9]		565,040	565,040
Total Short-Term Investments (cost $1,278,094)			1,245,662
Total Investments 95.7% (cost $44,952,127)			41,470,203
Other Assets, less Liabilities - 4.3%			1,844,408
Net Assets - 100.0%			$43,314,611

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2009, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were:

Fund	Cost	Appreciation	Depreciation	Net
Managers AMG Essex Large Cap Growth	$13,365,287	$1,885,488	($915,970)	$969,518
International Equity	130,753,776	13,776,752	(24,998,710)	(11,221,958)
Emerging Markets Equity	87,747,504	8,685,791	(12,831,525)	(4,145,734)
Global Bond	44,952,127	1,280,622	(4,762,546)	(3,481,924)

*	Non-income producing security.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2009, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
International Equity	$531,380	0.5%
Emerging Markets Equity	686,827	0.8%
Global Bond	6,751,948	15.6%

(b)	Step Bond. A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[1]	Yield shown for each short term investment represents the June 30, 2009, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of June 30, 2009, amounting to:

Fund	Market Value	% of Net Assets
Managers AMG Essex Large Cap Growth	$249,869	1.9%
International Equity	514,672	0.4%
Emerging Markets Equity	1,110,440	1.4%
Global Bond	691,772	1.6%

[3]	Collateral received from brokers for securities lending was invested in these short-term investments.

[4]	Represents yield to maturity at June 30, 2009.

[5]	Floating Rate Security. The rate listed is as of June 30, 2009. Date in parentheses represents the security’s next coupon rate reset.

[6]	Variable Rate Security. The rate listed is as of June 30, 2009, and is periodically reset subject to terms and conditions set forth in the debenture.

[7]

Security is illiquid: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded, and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. All securities are valued on the basis of valuations provided by dealers or independent pricing services. Illiquid securities at June 30, 2009, for Global Bond Fund amounted to $188,128 or 0.4% of net assets.

[8]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the BNY Institutional Cash Reserves Fund (“ICRF”) (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

[9]	Each Fund’s investment in the Dreyfus Cash Management Fund is covered under the U.S. Treasury Temporary Money Market Fund Guarantee Program up to a maximum of:

Fund	Market Value
Managers AMG Essex Large Cap Growth	$1,474,284
International Equity	6,597,699
Global Bond	819,695

Investments Definitions and Abbreviations:

ADR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

EMTN:	European Medium Term Note
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
RSP:	Risparmio shares which are saving shares traded on the Italian Stock Exchange
USTN:	United States Treasury Note

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

AUD:	Australian Dollar
CAD:	Canadian Dollar
EUR:	euro
GBP:	British Pound
IDR:	Indonesian Rupiah
JPY:	Japanese Yen
NOK:	Norwegian Krone
MXN:	Mexican Peso
UYU:	Uruguay Peso

Statements of Assets and Liabilities

June 30, 2009 (unaudited)

	Managers AMG Essex Large Cap Growth Fund	Managers International Equity Fund	Managers Emerging Markets Equity Fund	Managers Global Bond Fund
Assets:
Investments at value (including securities on loan valued at $249,869, $514,672, $1,110,440 and $691,772, respectively)*	$14,334,805	$119,531,818	$83,601,770	$41,470,203
Cash	21,718	14,296	10,169	167,743
Cash collateral for futures	—	60,179	—	—
Foreign currency**	—	410,016	654,527	777,312
Receivable for investments sold	16,675,402	1,128,203	462,824	430,269
Receivable for Fund shares sold	10,374	55,946	140,420	1,389,990
Unrealized appreciation of foreign currency contracts	—	146,881	—	—
Dividends, interest and other receivables	4,232	622,812	341,060	654,543
Prepaid expenses	12,989	17,181	22,949	14,843
Total assets	31,059,520	121,987,332	85,233,719	44,904,903
Liabilities:
Payable for Fund shares repurchased	16,649,095	5,195,264	1,273,968	171,856
Payable upon return of securities loaned	562,403	503,362	1,133,757	713,054
Payable for investments purchased	301,559	492,049	637,150	608,821
Unrealized depreciation of foreign currency contracts	—	297,958	—	10,991
Payable for variation margin on futures	—	4,770	—	—
Other payables	—	4,477	—	5,364
Accrued expenses:
Investment advisory and management fees	13,732	70,041	68,935	19,427
Administrative fees	6,242	27,183	17,380	6,950
Other	50,723	127,831	99,504	53,829
Total liabilities	17,583,754	6,722,935	3,230,694	1,590,292
Net Assets	$13,475,766	$115,264,397	$82,003,025	$43,314,611
Shares outstanding	612,191	2,659,116	7,834,645	2,315,009
Net asset value, offering and redemption price per share	$22.01	$43.35	$10.47	$18.71
Net Assets Represent:
Paid-in capital	$158,728,738	$211,416,313	$119,024,238	$49,326,236
Undistributed net investment income (loss)	(76,488)	1,700,928	370,865	1,489,943
Accumulated net realized loss from investments, futures and foreign currency transactions	(146,338,473)	(96,454,339)	(35,465,208)	(4,024,754)
Net unrealized appreciation (depreciation) of investments, futures and foreign currency contracts and translations	1,161,989	(1,398,505)	(1,926,870)	(3,476,814)
Net Assets	$13,475,766	$115,264,397	$82,003,025	$43,314,611
* Investments at cost	$13,172,816	$120,930,323	$85,528,640	$44,947,017
** Foreign currency at cost	—	$437,401	$655,090	$771,422

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the six months ended June 30, 2009 (unaudited)

	Managers AMG Essex Large Cap Growth Fund	Managers International Equity Fund	Managers Emerging Markets Equity Fund	Managers Global Bond Fund
Investment Income:
Dividend income	$115,239	$2,928,508	$1,034,300	$20,427
Interest income	—	—	—	1,503,884
Foreign withholding tax	(2,377)	(334,018)	(96,241)	—
Securities lending fees	128	3,323	1,963	1,769
Total investment income	112,990	2,597,813	940,022	1,526,080
Expenses:
Investment management fees	111,582	532,174	378,228	147,024
Administrative fees	34,869	147,826	82,223	42,007
Transfer agent	46,380	194,655	98,001	37,140
Professional fees	15,975	34,761	31,950	22,520
Registration fees	9,743	13,950	13,178	9,481
Custodian	5,669	101,038	31,848	17,577
Reports to shareholders	3,246	15,933	18,253	1,524
Trustees fees and expenses	1,259	4,356	2,316	2,476
Miscellaneous	927	3,795	7,678	1,725
Total expenses before offsets	229,650	1,048,488	663,675	281,474
Fee waivers	—	—	—	(21,004)
Expense reimbursement	(34,869)	(172,947)	(75,657)	(29,084)
Expense reductions	(5,303)	(2,214)	(178)	(122)
Net expenses	189,478	873,327	587,840	231,264
Net investment income (loss)	(76,488)	1,724,486	352,182	1,294,816
Net Realized and Unrealized Gain (Loss):
Net realized loss on investment transactions	(1,775,733)	(24,591,269)	(22,585,834)	(3,173,794)
Net realized gain on futures contracts	—	125,533	—	—
Net realized gain (loss) on foreign currency contracts and transactions	—	(627,151)	(59,074)	55,758
Net unrealized appreciation of investments	5,269,011	34,949,098	40,307,709	5,680,664
Net unrealized depreciation of futures contracts	—	(3,439)	—	—
Net unrealized appreciation (depreciation) of foreign currency contracts and translations	—	(107,789)	7,559	13,661
Net realized and unrealized gain	3,493,278	9,744,983	17,670,360	2,576,289
Net increase in net assets resulting from operations	$3,416,790	$11,469,469	$18,022,542	$3,871,105

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended June 30, 2009 (unaudited) and for the year ended December 31, 2008

	Managers AMG Essex Large Cap Growth Fund		Managers International Equity Fund
	2009	2008	2009	2008
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	($76,488)	($217,145)	$1,724,486	$2,768,049
Net realized gain (loss) on investments, futures and foreign currency transactions	(1,775,733)	(11,285,555)	(25,092,887)	(41,702,975)
Net unrealized appreciation (depreciation) of investments and foreign currency translations	5,269,011	(9,788,662)	34,837,870	(99,695,283)
Net increase (decrease) in net assets resulting from operations	3,416,790	(21,291,362)	11,469,469	(138,630,209)
Distributions to Shareholders:
From net investment income	—	—	—	(579,286)
From net realized gain on investments	—	—	—	—
Total distributions to shareholders	—	—	—	(579,286)
From Capital Share Transactions:
Proceeds from sale of shares	1,881,691	8,636,662	13,206,865	47,873,956
Reinvestment of dividends and distributions	—	—	—	525,450
Cost of shares repurchased	(20,782,185)	(10,262,153)	(37,396,353)	(83,230,766)
Net increase (decrease) from capital share transactions	(18,900,494)	(1,625,491)	(24,189,488)	(34,831,360)
Total increase (decrease) in net assets	(15,483,704)	(22,916,853)	(12,720,019)	(174,040,855)
Net Assets:
Beginning of period	28,959,470	51,876,323	127,984,416	302,025,271
End of period	$13,475,766	$28,959,470	$115,264,397	$127,984,416
End of period undistributed net investment income (loss)	($76,488)	—	$1,700,928	($23,558)

Share Transactions:
Sale of shares	94,506	326,270	360,675	830,645
Reinvested shares	—	—	—	13,882
Shares repurchased	(971,456)	(391,513)	(967,451)	(1,494,428)
Net increase (decrease) in shares	(876,950)	(65,243)	(606,776)	(649,901)

The accompanying notes are an integral part of these financial statements.

Managers Emerging Markets Equity Fund		Managers Global Bond Fund
2009	2008	2009	2008

$352,182	$1,030,654	$1,294,816	$2,847,226
(22,644,908)	(3,403,946)	(3,118,036)	1,526,739
40,315,268	(101,316,338)	5,694,325	(12,423,376)
18,022,542	(103,689,630)	3,871,105	(8,049,411)

—	(990,986)	—	(5,511,710)
—	(19,178,599)	—	(63,791)
—	(20,169,585)	—	(5,575,501)

20,571,562	53,517,690	2,904,775	9,573,497
—	19,578,962	—	5,410,372
(16,946,350)	(87,117,060)	(11,195,816)	(45,748,762)
3,625,212	(14,020,408)	(8,291,041)	(30,764,893)
21,647,754	(137,879,623)	(4,419,936)	(44,389,805)

60,355,271	198,234,894	47,734,547	92,124,352
$82,003,025	$60,355,271	$43,314,611	$47,734,547
$370,865	$18,683	$1,489,943	$201,732

2,329,241	2,584,081	158,897	449,639
—	2,523,148	—	322,430
(1,958,212)	(5,039,533)	(663,640)	(2,275,508)
371,029	67,696	(504,743)	(1,503,439)

The accompanying notes are an integral part of these financial statements.

Managers Money Market Fund

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Investment in JPMorgan Liquid Assets Money Market Fund, Capital Shares (cost $78,968,222)	$78,968,222
Receivable for Fund shares sold	3,263
Dividends receivable	36,058
Prepaid expenses	35,857
Total assets	79,043,400
Liabilities:
Payable for Fund shares repurchased	240,413
Dividends payable to shareholders	1,053
Administration fee payable	10,055
Other accrued expenses	32,884
Total liabilities	284,405
Net Assets	$78,758,995
Shares outstanding	78,758,995
Net asset value, offering and redemption price per share	$1.00
Net Assets Represent:
Paid-in capital	$78,758,995

Managers Money Market Fund

Statement of Operations

For the six months ended June 30, 2009 (unaudited)
Investment Income:
Dividend income	$369,587
Expenses:
Administration fees	62,062
Transfer agent	43,490
Professional fees	15,993
Registration fees	17,135
Trustees fees and expenses	4,323
Accounting fees	2,976
Reports to shareholders	1,426
Miscellaneous expenses	17,768
Total expenses before offsets	165,173
Fee waivers	(20,687)
Expense reductions	(246)
Net expenses	144,240
Net Investment Income	$225,347

The accompanying notes are an integral part of these financial statements.

Managers Money Market Fund

Statement of Changes in Net Assets

	For the six months ended June 30, 2009 (unaudited)	For the year ended December 31, 2008
Increase (Decrease) in Net Assets from Operations:
Net investment income	$225,347	$2,304,236
Distributions to Shareholders:
From net investment income	(225,347)	(2,304,236)
From Capital Share Transactions (at a constant $1.00 per share):
Proceeds from sale of shares	56,743,157	165,086,227
Reinvestment of dividends	234,036	2,255,961
Cost of shares repurchased	(58,642,406)	(178,135,907)
Net decrease from capital share transactions	(1,665,213)	(10,793,719)
Total decrease in net assets	(1,665,213)	(10,793,719)
Net Assets:
Beginning of period	80,424,208	91,217,927
End of period	$78,758,995	$80,424,208

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2009 (unaudited)	For the year ended December 31, 2008	For one month ended December 31, 2007***	For the fiscal year ended November 30,
Managers Money Market Fund				2007	2006	2005**	2004*
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Income from Investment Operations:
Net investment income	0.003	0.027	0.004	0.049	0.043	0.026	0.008
Less Distributions to Shareholders from:
Net investment income	(0.003)	(0.027)	(0.004)	(0.049)	(0.043)	(0.026)	(0.008)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return[1]	0.27%[3]	2.73%	0.37%[3]	5.05%	4.45%	2.61%	0.82%
Ratio of net expenses to average net assets	0.35%[4]	0.26%	0.39%[4]	0.29%	0.40%	0.40%	0.36%
Ratio of net investment income to average net assets[1]	0.54%[4]	2.75%	4.46%[4]	4.92%	4.42%	2.62%	0.86%
Net assets at end of period (000’s omitted)	$78,759	$80,424	$91,218	$93,106	$37,839	$37,896	$47,645

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	0.40%[4]	0.31%	0.44%[4]	0.34%	0.45%	0.46%	0.44%
Ratio of net investment income to average net assets	0.49%[4]	2.70%	4.41%[4]	4.87%	4.37%	2.56%	0.78%

*	Prior to May 14, 2004 the Fund invested all of its assets in the Institutional Class Shares of the JPMorgan Prime Money Market Fund.

**	Prior to February 19, 2005 the Fund invested all of its assets in the Institutional Class Shares of the JPMorgan Liquid Assets Money Market Fund.

***	Effective December 1, 2007, Managers Money Market Fund changed its fiscal year end from November 30 to December 31.

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)

[2]

Excludes the impact of expense reimbursements and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Not Annualized.

[4]	Annualized.

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2009 (unaudited)	For the year ended December 31,
Managers AMG Essex Large Cap Growth Fund		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$19.45	$33.37	$29.18	$27.79	$26.77	$25.46
Income from Investment Operations:
Net investment loss	(0.12)	(0.14)[3]	(0.15)[3]	(0.09)[3]	(0.07)[3]	(0.07)
Net realized and unrealized gain (loss) on investments	2.68	(13.78)[3]	4.34 [3]	1.48 [3]	1.09 [3]	1.38
Total from investment operations	2.56	(13.92)	4.19	1.39	1.02	1.31
Net Asset Value, End of Period	$22.01	$19.45	$33.37	$29.18	$27.79	$26.77
Total Return[1]	13.37%[6]	(41.71)%	14.36%	4.96%	3.85%	5.14%
Ratio of net expenses to average net assets	1.36%[7]	1.24%	1.24%	1.25%	1.28%	1.34%
Ratio of net investment loss to average net assets[1]	(0.55)%[7]	(0.52)%	(0.47)%	(0.33)%	(0.27)%	(0.26)%
Portfolio turnover	46%[6]	119%	116%	200%	97%	79%
Net assets at end of period (000’s omitted)	$13,476	$28,959	$51,876	$65,999	$104,878	$98,347

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.65%[7]	1.61%	1.29%	1.32%	1.22%	1.47%
Ratio of net investment loss to average net assets	(0.84)%[7]	(0.89)%	(0.52)%	(0.40)%	(0.21)%	(0.39)%

	For the six months ended June 30, 2009 (unaudited)	For the year ended December 31,
Managers International Equity Fund		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$39.19	$77.13	$67.42	$53.76	$47.05	$41.13
Income from Investment Operations:
Net investment income	0.65	0.76 [3]	0.47	0.69	0.37	0.27
Net realized and unrealized gain (loss) on investments	3.51	(38.52)[3]	9.60	14.15	6.83	5.96
Total from investment operations	4.16	(37.76)	10.07	14.84	7.20	6.23
Less Distributions to Shareholders from:
Net investment income	—	(0.18)	(0.36)	(1.18)	(0.49)	(0.31)
Total distributions to shareholders	—	(0.18)	(0.36)	(1.18)	(0.49)	(0.31)
Net Asset Value, End of Period	$43.35	$39.19	$77.13	$67.42	$53.76	$47.05
Total Return[1]	10.61%[6]	(48.92)%	14.94%[4]	27.63%	15.30%	15.17%
Ratio of net expenses to average net assets	1.48%[7]	1.48%	1.48%	1.45%	1.45%	1.62%
Ratio of net investment income to average net assets[1]	2.92%[7]	1.24%	0.60%	0.70%	0.75%	0.57%
Portfolio turnover	73%[6]	142%	98%	70%	79%	93%
Net assets at end of period (000’s omitted)	$115,264	$127,984	$302,025	$230,916	$206,393	$234,061

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.77%[7]	1.64%	1.61%	1.47%	1.42%	1.70%
Ratio of net investment income to average net assets	2.63%[7]	1.08%	0.46%	0.68%	0.79%	0.50%

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2009 (unaudited)	For the year ended December 31,
Managers Emerging Markets Equity Fund		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$8.09	$26.80	$24.44	$20.10	$16.50	$13.26
Income from Investment Operations:
Net investment income	0.04	0.15 [3]	0.04 [3]	0.22	0.52	0.08
Net realized and unrealized gain (loss) on investments	2.34	(15.02)[3]	7.20 [3]	6.66	4.84	3.74
Total from investment operations	2.38	(14.87)	7.24	6.88	5.36	3.82
Less Distributions to Shareholders from:
Net investment income	—	(0.19)	—	(0.22)	(0.55)	(0.06)
Net realized gain on investments	—	(3.65)	(4.88)	(2.32)	(1.21)	(0.52)
Total distributions to shareholders	—	(3.84)	(4.88)	(2.54)	(1.76)	(0.58)
Net Asset Value, End of Period	10.47	$8.09	$26.80	$24.44	$20.10	$16.50
Total Return[1]	29.58%[6]	(54.87)%[4]	29.50%[4]	34.50%	32.53%	28.85%
Ratio of net expenses to average net assets	1.77%[5,7]	1.77%[5]	1.78%	1.76%	1.75%	1.85%
Ratio of net investment income to average net assets[1]	1.09%[5,7]	0.76%[5]	0.13%	0.89%	0.59%	0.67%
Portfolio turnover	56%[6]	49%	62%	41%	35%	58%
Net assets at end of period (000’s omitted)	$82,003	$60,355	$198,235	$152,983	$117,229	$63,567

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	2.02%[7]	2.03%	1.93%	1.76%	1.72%	1.87%
Ratio of net investment income (loss) to average net assets	0.84%[7]	0.50%	(0.02)%	0.89%	0.62%	0.66%

	For the six months ended June 30, 2009 (unaudited)	For the year ended December 31,
Managers Global Bond Fund		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$16.93	$21.31	$21.17	$20.19	$22.38	$22.19
Income from Investment Operations:
Net investment income	0.57	0.76 [3]	0.70 [3]	0.45	0.63	0.65
Net realized and unrealized gain (loss) on investments	1.21	(2.93)[3]	0.88 [3]	1.05	(1.75)	1.49
Total from investment operations	1.78	(2.17)	1.58	1.50	(1.12)	2.14
Less Distributions to Shareholders from:
Net investment income	—	(2.18)	(1.43)	(0.49)	(0.77)	(1.34)
Net realized gain on investments	—	(0.03)	(0.01)	(0.03)	(0.30)	(0.61)
Total distributions to shareholders	—	(2.21)	(1.44)	(0.52)	(1.07)	(1.95)
Net Asset Value, End of Period	18.71	$16.93	$21.31	$21.17	$20.19	$22.38
Total Return[1]	10.45%[6]	(10.07)%[4]	7.52%[4]	7.36%	(4.94)%	9.62%
Ratio of net expenses to average net assets	1.10%[7]	1.10%	1.19%	1.19%	1.19%	1.29%
Ratio of net investment income to average net assets[1]	6.16%[7]	3.62%	3.25%	2.86%	2.38%	2.73%
Portfolio turnover	21%[6]	56%	152%	56%	64%	130%
Net assets at end of period (000’s omitted)	$43,315	$43,315	$92,124	$53,670	$43,131	$36,454

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.34%[7]	1.25%	1.25%	1.27%	1.26%	1.49%
Ratio of net investment income to average net assets	5.92%[7]	3.47%	3.18%	2.78%	2.31%	2.53%

The following notes should be read in conjunction with the Financial Highlights of the Funds presented on the preceding pages.

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) to the Notes to Financial Statements.)

[2]

Excludes the impact of expense (reimbursement)/recoupment and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) to the Notes to Financial Statements.)

[3]	Per share numbers have been calculated using average shares.

[4]	The Total Return is based on the Financial Statement Net Asset Values as shown above.

[5]

Excludes interest expense for the six months ended June 30, 2009 and the year ended December 31, 2008, of 0.02% and 0.03%, respectively, for Emerging Markets Equity. (See Note 1(c) of Notes to Financial Statements.)

[6]	Not Annualized.

[7]	Annualized.

Notes to Financial Statements

June 30, 2009 (unaudited)

1.	Summary of Significant Accounting Policies

The Managers Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds. Included in this report are the Managers AMG Essex Large Cap Growth Fund (“Essex Large Cap Growth”), Managers International Equity Fund (“International Equity”), Managers Emerging Markets Equity Fund (“Emerging Markets Equity”), Managers Money Market Fund (“Money Market”) and Managers Global Bond Fund (“Global Bond”), collectively the “Funds.”

Money Market invests all of its investable assets in the Capital Shares of the JPMorgan Liquid Assets Money Market Fund (the “Portfolio”), a separate registered open-end management investment company with substantially the same investment objective and policies as the Fund. The Portfolio is a series of the JPMorgan Trust II, a business trust organized under the laws of The Commonwealth of Massachusetts. The investment manager of the Portfolio is JPMorgan Investment Advisors Inc. (“JPMIA”). The performance of the Fund is directly affected by the performance of the Portfolio.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third party pricing services approved by the Board of Trustees of the Funds. Under certain circumstances, the value of a specific investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. A Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. In accordance with procedures approved by the Board of Trustees, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. The Funds may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share except ishares or other ETF’s, which are valued the same as equity securities. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Money Market’s investment in the Portfolio is valued daily at its end of day net asset value per share. The Portfolio’s underlying investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the

Notes to Financial Statements (continued)

Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

In April 2009, Statement of Financial Accounting Standards Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly” (“FSP FAS 157-4”) was issued and is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. Additionally, FSP FAS 157-4 requires quantitative disclosures about fair value measurements separately for each major category of assets and liabilities.

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Essex Large Cap Growth
Investments in Securities
Common Stocks
Information Technology	$4,108,457	—	—	$4,108,457
Health Care	2,576,434	—	—	2,576,434
Consumer Discretionary	1,371,025	—	—	1,371,025
Financials	1,308,347	—	—	1,308,347
Energy	1,236,255	—	—	1,236,255
Industrials	1,077,878	—	—	1,077,878
Materials	899,607	—	—	899,607
Consumer Staples	671,560	—	—	671,560
Telecommunication Services	271,404	—	—	271,404
Utilities	—	—	—	—
Short-Term Investments	796,227	$17,611	—	813,838

Total Investments in Securities	14,317,194	17,611	—	14,334,805
Other Financial Instruments*	—	—	—	—

Totals	$14,317,194	$17,611	—	$14,334,805

Notes to Financial Statements (continued)

	Level 1	Level 2	Level 3	Total
International Equity
Investments in Securities
Common Stocks
Energy	$3,921,114	$7,312,406	—	$11,233,520
Materials	3,756,412	5,043,571	—	8,799,983
Information Technology	2,536,127	6,086,162	—	8,622,289
Financials	1,029,614	31,726,982	—	32,756,596
Health Care	843,714	8,164,806	—	9,008,520
Consumer Discretionary	293,325	5,415,792	—	5,709,117
Industrials	—	11,152,302	—	11,152,302
Consumer Staples	—	8,696,834	—	8,696,834
Telecommunication Services	—	6,963,043	—	6,963,043
Utilities	—	5,581,063	—	5,581,063
Other Equities	765,912	28,576	—	794,488
Preferred Stock	323,366	—	—	323,366
Short-Term Investments	9,875,304	15,393	—	9,890,697

Total Investments in Securities	23,344,888	96,186,930	—	119,531,818
Other Financial Instruments*	(4,388)	(151,077)	—	(155,465)

Totals	$23,340,500	$96,035,853	—	$119,376,353

	Level 1	Level 2	Level 3	Total
Emerging Markets Equity
Investments in Securities
Common Stocks
Energy	$5,347,386	$7,689,372	—	$13,036,758
Materials	4,214,809	5,283,176	—	9,497,985
Financials	4,008,208	17,769,803	—	21,778,011
Telecommunication Services	2,424,811	7,210,052	—	9,634,863
Consumer Discretionary	2,227,106	3,779,536	—	6,006,642
Information Technology	1,607,704	6,622,115	—	8,229,819
Industrials	1,046,454	5,137,667	—	6,184,121
Health Care	965,682	167,808	—	1,133,490
Utilities	503,550	1,552,680	—	2,056,230
Consumer Staples	259,433	2,157,892	—	2,417,325
Preferred Stocks	1,279,968	—	—	1,279,968
Rights	6,728	—	—	6,728
Short-Term Investments	2,323,496	16,334	—	2,339,830

Total Investments in Securities	26,215,335	57,386,435	—	83,601,770
Other Financial Instruments*	—	—	—	—

Totals	$26,215,335	$57,386,435	—	$83,601,770

Notes to Financial Statements (continued)

	Level 1	Level 2	Level 3	Total
Global Bond
Corporate Bonds
Finance	—	$8,583,687	—	$8,583,687
Industrial	—	15,217,681	—	15,217,681
Utility	—	1,922,833	—	1,922,833
Foreign Government Obligations	—	13,710,125	—	13,710,125
Asset-Backed Securities	—	311,133	—	311,133
U.S. Government and Agency Obligations
U.S. Government	—	402,406	—	402,406
Preferred Stocks	$76,676	—	—	76,676
Short-Term Investments	1,240,050	5,612	—	1,245,662

Total Investments	1,316,726	40,153,477	—	41,470,203
Other Financial Instruments*	—	(10,991)	—	(10,991)

Totals	$1,316,726	$40,142,486	—	$41,459,212

	Level 1	Level 2	Level 3	Total
Money Market
Investments in Securities
Short-Term Investments	$78,968,222	—	—	$78,968,222

Total Investments in Securities	78,968,222	—	—	78,968,222
Other Financial Instruments*	—	—	—	—

Totals	$78,968,222	—	—	$78,968,222

*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. The fair values of derivative instruments as of June 30, 2009 for International Equity and Global Bond were as follows:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments under Statement 133	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
International Equity	Equity contracts	Receivable for variation margin on futures	—	Payable for variation margin on futures	$4,770	*
	Foreign exchange contracts	Unrealized appreciation of foreign currency contracts	$146,881	Unrealized depreciation of foreign currency contracts	$297,958

Total			$146,881		$302,728

Global Bond	Foreign exchange contracts	Unrealized appreciation of foreign currency contracts	—	Unrealized depreciation of foreign currency contracts	$10,991

*	Includes cumulative appreciation/deprecation of futures contracts as reported in the notes to financial statements. One current day’s variation margin is reported within the statement of assets and liabilities.

Notes to Financial Statements (continued)

As of June 30, 2009, the effect of derivative instruments on the Statement of Operations for International Equity and Global Bond were as follows. The amount of realized gain/(loss) on derivatives recognized in income for International Equity and Global Bond were as follows:

Fund	Derivatives not accounted for as hedging instruments under Statement 133	Futures	Forward Currency Contracts	Total
International Equity	Equity contracts	$125,533	—	$125,533
	Foreign exchange contracts	—	($627,151)	(627,151)

	Total	$125,533	($627,151)	($501,618)

Global Bond	Foreign exchange contracts	—	$55,758	$55,758

The change in unrealized gain/(loss) on derivatives recognized in income for International Equity and Global Bond were as follows:

Fund	Derivatives not accounted for as hedging instruments under Statement 133	Futures	Forward Currency Contracts	Total
International Equity	Equity contracts	($3,439)	—	($3,439)
	Foreign exchange contracts	—	($107,789)	(107,789)

	Total	($3,439)	($107,789)	($111,228)

Global Bond	Foreign exchange contracts	—	13,661	13,661

b.	Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. As a shareholder of the Portfolio, the Money Market Fund receives its proportionate share of the dividends paid by such class, which takes into consideration the Fund’s proportionate share of net investment income and expenses of such class. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The following Funds had certain portfolio trades directed to various brokers who paid a portion of such Fund’s expenses. For the six months ended June 30, 2009, under these arrangements the amount by which the Funds’ expenses were reduced and the impact on the expense ratios were as follows: Essex Large Cap Growth - $5,224 or 0.03% and International Equity - $1,882 or 0.00%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”) (formerly The Bank of New York), the Fund’s custodian, whereby the Funds are credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to the Funds. For the six months ended June 30, 2009, the custodian expense was not reduced.

The Trust also has a balance credit arrangement with its Transfer Agent, PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC, Inc.), whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended June 30, 2009, the Funds’ portion of the transfer agent expense was reduced under this arrangement as follows: Essex Large Cap Growth - $80; International Equity - $332; Emerging Markets Equity - $178; Global Bond - $122 and Money Market - $246.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the Federal funds rate on the day of the overdraft. For the six months ended June 30, 2009, overdraft fees were as follows: International Equity – $78 or 0.00%, Emerging Markets Equity - $5,775 or 0.01% and Global Bond Fund - $227 or 0.00% .

The Investment Manager has agreed to waive a portion of its management or administrative fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments the Funds have made in the JPMorgan Liquid Assets Money Market Fund- Capital Share Class. For the six months ended June 30, 2009, the Money Market’s administrative fee was reduced by $20,687.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits but include non-reimbursable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually for all Funds except Money Market.

Notes to Financial Statements (continued)

Dividends resulting from net investment income, if any, normally will be declared daily and paid monthly for Money Market. Distributions of capital gains, if any, will be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITS, equalization accounting for tax purposes, foreign currency, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of their taxable income and gains to their shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005-2008), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f.	Capital Loss Carryovers

As of June 30, 2009, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires December 31,
Essex Large Cap Growth	$89,173,242	2009
	30,988,593	2010
	12,899,489	2011
	7,531,988	2016

Total	$140,593,312

International Equity	$13,386,880	2010
	16,170,119	2011
	19,998,844	2016

Total	$49,555,843

Global Bond	$906,645	2016

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value, for each fund. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2009, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the following Funds: Essex Large Cap Growth – one owns 12%; International Equity – one owns 18% and Emerging Markets Equity – two collectively own 47%. Transactions by these shareholders may have a material impact on the Funds.

h.	Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2.	Agreements and Transactions with Affiliates

For each of the Funds other than Money Market, the Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Investment Manager selects subadvisors for the Funds (subject to Trustee approval) and monitors each subadvisor’s investment programs and results. The Funds’ investment portfolio is managed by portfolio managers who serve pursuant to a Subadvisory Agreement with the Investment Manager.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2009, the annual investment management fee rates, as a percentage of average daily net assets, were as follows:

Fund	Investment Management Fee
Essex Large Cap Growth	0.80%
International Equity	0.90%
Emerging Markets Equity	1.15%
Global Bond	0.70%

The Investment Manager of Global Bond has agreed to contractually waive a portion of its management fee for the Fund until at least March 1, 2010. For the six months ended June 30, 2009, the amount waived was $21,004 or 0.10% .

The Trust has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as each Fund’s administrator (the “Administrator”) and is responsible for all

Notes to Financial Statements (continued)

aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. Under the terms of the Administration Agreement, each of the Funds, except Global Bond and Money Market, pay a fee to the Administrator at the rate of 0.25% per annum of the Funds’ average daily net assets. Global Bond and Money Market pay a fee to the Administrator at the rate of 0.20% and 0.15%, respectively, per annum of the Funds’ average daily net assets.

The Investment Manager for the Funds has contractually agreed, through at least May 1, 2010, subject to later reimbursement by the Funds in certain circumstances, that the total annual operating expenses (exclusive of taxes, interest, brokerage costs, acquired fund expenses and extraordinary expenses) will be limited to the following amounts of the Funds’ average daily net assets: International Equity – 1.48%; Emerging Markets Equity – 1.77%; and Global Bond - 1.10% . The Investment Manager has also contractually agreed, subject to later reimbursement by the Funds in certain circumstances, that the total annual operating expenses (exclusive of taxes, interest, brokerage costs, acquired fund expenses and extraordinary expenses) on Essex Large Cap Growth, will be limited to 1.29% of the Fund’s average daily net assets, provided that the amount of fees waived, paid or reimbursed does not exceed 0.25% per annum. This amount for the six months ended June 30, 2009 was $14,775 or 0.11% annualized. Prior to January 1, 2008, the expense limitations for International Equity, Emerging Markets Equity, and Global Bond were 1.55%, 1.79%, and 1.19%, respectively.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement occurs and that such repayment would not cause the Funds’ total operating expenses in any such future year to exceed that Funds’ respective expense cap. For the six months ended June 30, 2009, the Funds made no such repayments to the Investment Manager. At June 30, 2009, the cumulative amount of reimbursement by the Investment Manager subject to repayment by Essex Large Cap, International Equity, Emerging Markets Equity and Global Bond equaled $170,262, $522,078, $461,743 and $67,833, respectively.

The aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. The Chairman of the Audit Committee receives an additional payment of $5,000 per year. The “Trustee fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for each Fund in the Trust. MDI is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended June 30, 2009, for Essex Large Cap Growth were $11,459,923 and $30,153,333; International Equity were $82,435,869 and $104,709,449; Emerging Markets Equity were $41,561,569 and $36,084,461; and Global Bond were $8,885,713 and $17,564,675, respectively. There were no purchases and sales of U.S. Government securities for the Funds for the six months ended June 30, 2009, except for Global Bond, which were $4,306,380 and $4,228,497, respectively.

4.	Portfolio Securities Loaned

Each of the Funds other than Money Market may participate in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

In September of 2008, BNYM advised the Investment Manager that the ICRF had exposure to certain defaulted debt obligations, and that BNYM had established a separate sleeve of the ICRF to hold these securities. The net impact of these positions is not material to each Fund. Each Fund’s position in the separate sleeve of the ICRF Fund is included in the Schedule of Portfolio Investments and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statement of Assets and Liabilities and the Statement of Operations.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

Notes to Financial Statements (continued)

6.	Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on a Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

7.	Forward Foreign Currency Contracts

International Equity, Emerging Markets Equity, and Global Bond may invest in forward foreign currency exchange contracts to manage currency exposure by settling planned purchases or sales of securities and hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on the settlement date. These contracts may involve greater market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities.

The Funds, except Essex Large Cap Growth and Money Market, may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Open forward foreign currency exchange contracts (in U.S. Dollars) at June 30, 2009 were as follows:

Foreign Currency	Position	Settlement Date	Current Value (Receivable Amount)	Contract Value (Payable Amount)	Unrealized Gain/(Loss)
International Equity
Pound Sterling	Short	08/17/09	$4,474,538	$4,772,495	($297,957)
Pound Sterling	Long	08/17/09	4,772,496	4,625,616	146,880

			$9,247,034	$9,398,111	($151,077)

Global Bond
Japanese Yen	Short	07/15/09	$451,365	$456,821	($5,456)
South Korean Won	Long	07/15/09	487,135	492,670	(5,535)

			$938,500	$949,491	($10,991)

8.	Futures Contracts Held or Issued for Purposes other than Trading

International Equity may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. The Fund is subject to equity price risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

Cash pledged to cover margin requirements for the open futures positions at June 30, 2009, amounted to $60,179. Open futures contracts (in U.S. Dollars) at June 30, 2009, were as follows:

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
DJ Euro Stoxx 50	10	Long	09/18/09	($4,388)

Annual Renewal of Investment Advisory Agreements (unaudited)

On June 4-5, 2009, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of the Funds identified below and the Subadvisory Agreement for each of the Subadvisors, with the exception of Schroder Investment Management North America Inc. and Martin Currie Inc. (for purposes of this section, each a “Subadvisor” and “Subadvisory Agreement” and collectively the “Subadvisors” and “Subadvisory Agreements”). The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and each Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each a “Peer Group”), performance information for relevant benchmark indices (each a “Fund Benchmark”) and, with respect to each Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 4-5, 2009, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisors under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisors; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and to maintain contractual expense limitations for the Funds.

For each Fund, the Trustees also reviewed information relating to each Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (for each Subadvisor, its “Investment Strategy”) used in managing the Fund or the portion of the Fund for which the Subadvisor has portfolio management responsibility. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding each Subadvisor’s organizational and management structure and each Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at each Subadvisor with portfolio management responsibility for the portion of the Fund managed by the Subadvisor, including the information set forth in the Fund’s prospectus and statement of additional information. With respect to those Funds managed with multiple Subadvisors, the Trustees also noted information provided by the Investment Manager regarding the manner in which each Subadvisor’s Investment Strategy complements those utilized by a Fund’s other Subadvisors. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of each Subadvisor with respect to its ability to provide the services required under its Subadvisory Agreement.

Performance.

As noted above, the Board considered each Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and considered each Subadvisor’s performance as compared to an appropriate peer group of managed accounts and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies, including with respect to the portion of the Fund managed by each Subadvisor. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadvisor. The Board also noted each Subadvisor’s performance record with respect to the Fund. The Board was mindful of the Investment Manager’s attention to monitoring each Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

Advisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisors and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group,

Annual Renewal of Investment Advisory Agreements (continued)

which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain expense limitations for the Funds.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current and potential asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for certain of the Funds from time to time as a means of limiting total expenses. The Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Trustees also considered the current asset levels of the Funds, including the effect on assets attributable to the economic and market conditions over the past year, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the current advisory fee structure. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

Subadvisory Fees and Profitability.

In considering the reasonableness of the fee payable by the Investment Manager to each Subadvisor (other than Essex Investment Management Company, LLC (“Essex”), which is an affiliate of the Investment Manager), the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadvisors are not affiliated with the Investment Manager (other than Essex). In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Accordingly, the cost of services to be provided by each Subadvisor and the profitability to each Subadvisor of its relationship with a Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of the portion of the Fund managed by each Subadvisor, the Trustees concluded that any economies of scale being realized by the Subadvisors was not a material factor in the Trustees’ deliberations at this time.

In considering the reasonableness of the fee payable by the Investment Manager to Essex, a Subadvisor to the Managers AMG Essex Large Cap Growth Fund, the Trustees noted that Essex is an affiliate of the Investment Manager and reviewed information provided by Essex regarding the cost to Essex of providing subadvisory services to the Fund and the resulting profitability from such relationship. The Trustees also noted that the subadvisory fee is paid by the Investment Manager out of the advisory fee. Based on the current size of the portion of the Fund managed by Essex, the Trustees concluded that the effect of any economies of scale being realized by Essex was not a material factor in the Trustees’ deliberations at this time.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund.

MANAGERS EMERGING MARKETS EQUITY FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2009 was below, below, below and above, respectively, the median performance of the Peer Group and below, below, below and above, respectively, the performance of the Fund Benchmark, the MSCI Emerging Markets Index®. The Trustees noted that the Investment Manager recently added a new Subadvisor to the Fund, and also, at meetings held on March 5-6, 2009, the Trustees previously noted that the composite portfolio performance of the Fund’s new Subadvisor was above the Fund Benchmark for various periods. The Trustees further took into account management’s discussion of the Fund’s performance, including the fact that the Fund’s 10-year performance remains above both the Fund Benchmark and the Peer Group. The Trustees concluded that management had taken appropriate steps to address the Fund’s performance.

Advisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2009 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2010, to limit the Fund’s net annual operating expenses to 1.77%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisors, the foregoing expense limitation and the considerations noted above with respect to the Subadvisors and the Investment Manager, the Fund’s advisory fees are reasonable.

MANAGERS GLOBAL BOND FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2009 was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the Barclays Capital Global Aggregate Index, for each period. The Trustees took into account management’s discussion of the Fund’s more recent performance, including the fact that the Fund has outperformed the Fund Benchmark year-to-date through April 2009. The Trustees noted that the Fund’s long-term performance had previously been strong and had been negatively affected by the past year’s performance. The Trustees concluded that the Fund’s performance has been satisfactory in light of all factors considered.

Annual Renewal of Investment Advisory Agreements (continued)

Advisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2009 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2010, to limit the Fund’s net annual operating expenses to 1.10%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

MANAGERS INTERNATIONAL EQUITY FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2009 was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the MSCI EAFE Index®, for each period. The Trustees noted that the Investment Manager recently replaced a Subadvisor to the Fund, and also, at meetings held on March 5-6, 2009, the Trustees previously noted that the composite portfolio performance of the Fund’s new Subadvisor was above the Fund Benchmark for various periods. The Trustees further took into account management’s discussion of the Fund’s performance, including the fact that last year was the first calendar year in four years where the Fund underperformed the Fund Benchmark. The Trustees concluded that management had taken appropriate steps to address the Fund’s performance.

Advisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2009 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2010, to limit the Fund’s net annual operating expenses to 1.48%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisors, the foregoing expense limitation and the considerations noted above with respect to the Subadvisors and the Investment Manager, the Fund’s advisory fees are reasonable.

MANAGERS AMG ESSEX LARGE CAP GROWTH FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2009 was above, below, below and below, respectively, the median performance of the Peer Group and below, below, below and above, respectively, the performance of the Fund Benchmark, the Russell 1000® Growth Index. The Trustees took into account management’s discussion of the reasons for the Fund’s performance, including that the market environment in certain years has been particularly difficult in light of the Fund’s growth style. In addition, the Trustees noted that the Fund has performed well during market conditions favorable to growth style funds over the long run, including the fact that the Fund’s 10-year performance has exceeded the performance of the Fund Benchmark, and that the Fund’s 1-year performance has been strong relative to the Peer Group. The Trustees concluded that the Fund’s performance has been satisfactory in light of all factors considered.

Advisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2009 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2010, to limit the Fund’s net annual operating expenses to 1.29%, provided that the amount waived may not exceed 0.25%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

* * * * *

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management Agreement and each Subadvisory Agreement, in addition to those conclusions discussed above: (a) the Investment Manager and each Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreements; (b) each Subadvisor’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives; (c) each Subadvisor is reasonably likely to execute its Investment Strategy consistently over time; and (d) the Investment Manager and each Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement (as applicable) would be in the best interests of each Fund and its shareholders. Accordingly, on June 4-5, 2009, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreements (as applicable) for each Fund, with the exception of Schroder Investment Management North America Inc. and Martin Currie Inc. (which contracts had previously been approved at meetings held on March 5-6, 2009).

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Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

For Managers Choice Only

Managers

c/o PNC Global Investment Servicing (U.S.) Inc.

P.O. Box 61204

King of Prussia, Pennsylvania 19406-0851

(800) 358-7668

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

Schroder Investment Management North America Inc.

ESSEX GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

OFI Institutional Asset Management, Inc.

Next Century Growth Investors LLC

INTERNATIONAL EQUITY

AllianceBernstein L.P.

Lazard Asset Management, LLC

Martin Currie Inc.

CHICAGO EQUITY PARTNERS

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES PORTFOLIO

Skyline Asset Management, L.P.

SMALL CAP

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

BALANCED FUNDS

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

GLOBAL

AllianceBernstein L.P.

First Quadrant, L.P.

Wellington Management Company, LLP

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET

JPMorgan Investment Advisors Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers Funds

June 30, 2009

Managers Bond Fund

SAR017-0609

Managers Bond Fund

Semi-Annual Report — June 30, 2009 (unaudited)

Page

ABOUT YOUR FUND’S EXPENSES	1

FUND PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	3

FINANCIAL STATEMENTS:

Statement of Assets and Liabilities	17
Fund’s balance sheet, net asset value (NAV) per share computation and cumulative undistributed amount

Statement of Operations	18
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period

Statement of Changes in Net Assets	19
Detail of changes in Fund assets for the past two periods

FINANCIAL HIGHLIGHTS	20
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	21
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENT	26

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2009	Expense Ratio for the Period	Beginning Account Value 01/01/2009	Ending Account Value 06/30/2009	Expenses Paid During the Period*
Managers Bond Fund
Based on Actual Fund Return	0.99%	$1,000	$1,158	$5.30
Based on Hypothetical 5% Annual Return	0.99%	$1,000	$1,020	$4.96

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1

Managers Bond Fund Performance

All periods ended June 30, 2009 (unaudited)

The table below shows the average annual total returns from June 30, 1999 through June 30, 2009 of the Managers Bond Fund and the Barclays Capital U.S. Government / Credit Index for the same time periods.

Average Annual Total Returns[1]	Six Months	One Year	Five Years	Ten Years	Inception Date
Managers Bond Fund[2,3,4,5]	15.77%	(2.42)%	3.91%	5.82%	6/1/1984
Barclays Capital U.S. Government / Credit Index	0.55%	5.26%	4.80%	5.95%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2009. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

The Fund is subject to the risks associated with investments in debt securities, such as default risk, fluctuations in debtor’s perceived ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.

[4]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[5]	High yield bonds (also known as “junk bonds”) are subject to additional risks such as the risk of default.

Barclays Capital U.S. Govt./Credit Index is an index of all investment grade government and corporate bonds with a maturity between one and ten years. Unlike the Fund, the Barclays Capital U.S. Govt./Credit Index is unmanaged, is not available for investment, and does not incur expenses.

Not FDIC insured, nor bank guaranteed. May lose value.

2

Managers Bond Fund

Fund Snapshot

June 30, 2009 (unaudited)

Portfolio Breakdown

Industry	Managers Bond Fund**	Barclays Capital U.S. Govt./ Credit Index
Corporate	75.5%	31.4%
Foreign Government	5.0%	6.9%
Asset-Backed Securities	4.2%	0.0%
Municipal Bonds	1.7%	0.0%
Preferred Stock	0.9%	0.0%
U.S. Government	1.3%	61.7%
Mortgage-Backed Securities	0.2%	0.0%
Other Assets and Liabilities	11.2%	0.0%

**	As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
Merrill Lynch & Co., Inc., 6.110%, 11/29/37 *	2.3%
International Paper Co., 7.950%, 06/15/18 *	2.3
Kinder Morgan Energy Partners L.P., 5.950%, 02/15/18 *	2.1
Southwestern Electric Power Co., 4.650%, 01/15/19 *	2.0
Equitable Resources, Inc., 6.500%, 04/01/18 *	1.7
Dun & Bradstreet, Corp., The, 6.000%, 04/01/13*	1.6
American General Finance Corp., MTN, Series J, 6.900%, 12/15/17	1.5
Panhandle Eastern Pipe Line Co., L.P., 7.000%, 6/15/18	1.3
Questar Market Resources, Inc., 6.800%, 04/01/18 *	1.3
NiSource Finance Corp., 6.400%, 03/15/18	1.3

Top Ten as a Group	17.4%

*	Top Ten Holding at December 31, 2008

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

3

Managers Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (unaudited)

Security Description		Principal Amount	Value
Corporate Bonds - 75.5%
Finance - 18.8%
American General Finance Corp.,
5.400%, 12/01/15		$5,000,000	$2,692,850
MTN, Series J, 6.900%, 12/15/17		57,315,000	31,035,040
Bank of America Capital Trust VI, 5.625%, 03/08/35		3,085,000	2,005,935
Barclays Capital Corp.,
4.160%, 02/22/10 (a)	THB	25,000,000	736,854
Series EMTN, 4.100%, 03/22/10 (a)	THB	26,000,000	776,719
BNP Paribas SA DN, 14.257%, 06/13/11 (a) [4]	IDR	19,645,500,000	1,470,790
Caterpillar Financial Services Corp., 5.850%, 09/01/17		13,000,000	13,236,574
CIGNA Corp., 6.150%, 11/15/36		6,830,000	4,890,335
CIT Group, Inc.,
5.000%, 02/13/14		120,000	71,263
5.125%, 09/30/14		206,000	121,423
5.500%, 12/20/16	GBP	1,900,000	1,562,937
7.625%, 11/30/12		21,513,000	14,730,941
12.000%, 12/18/18 (a)		33,607,000	15,788,602
15.000%, 07/02/10 (a)	BRL	2,000,000	1,073,764
Colonial Realty, L.P.,
4.800%, 04/01/11		1,005,000	941,254
5.500%, 10/01/15		1,255,000	989,131
Duke Realty, L.P.,
5.950%, 02/15/17		2,210,000	1,713,121
6.500%, 01/15/18		5,000,000	3,912,240
Equity One, Inc., 6.000%, 09/15/17		5,915,000	4,643,417
ERAC USA Finance Co.,
6.375%, 10/15/17 (a)		4,910,000	4,433,273
6.700%, 06/01/34 (a)		1,250,000	937,829
7.000%, 10/15/37 (a)		19,033,000	15,136,697
ERP Operating, L.P.,
5.125%, 03/15/16		600,000	550,258
5.750%, 06/15/17		1,450,000	1,352,676
First Industrial L.P., 5.950%, 05/15/17		15,000,000	8,813,145
Ford Motor Credit Company LLC,
7.000%, 10/01/13		200,000	160,806
8.000%, 12/15/16		3,500,000	2,675,852
8.625%, 11/01/10		195,000	183,285
9.750%, 09/15/10		445,000	426,264
GE Capital Australia Funding Pty., Ltd., EMTN, 8.000%, 02/13/12	AUD	3,965,000	3,195,531

The accompanying notes are an integral part of these financial statements.

4

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Finance - 18.8% (continued)
General Electric Capital Corp.,
2.960%, 05/18/12	SGD	4,400,000		$2,779,230
3.485%, 03/08/12	SGD	16,500,000		10,646,407
6.500%, 09/28/15	NZD	14,950,000		8,395,858
6.625%, 02/04/10	NZD	3,500,000		2,269,394
6.750%, 09/26/16	NZD	6,390,000		3,636,904
GMAC LLC,
6.000%, 12/15/11 (a)		1,127,000		963,585
6.625%, 05/15/12 (a)		1,374,000		1,147,290
6.750%, 12/01/14 (a)		1,019,000		799,915
6.875%, 08/28/12 (a)		253,000	[2]	211,255
6.875%, 09/15/11 (a)		158,000		138,250
7.000%, 02/01/12 (a)		763,000	[2]	647,024
7.250%, 03/02/11 (a)		816,000		746,640
7.500%, 12/31/13 (a)		584,000		452,600
8.000%, 12/31/18 (a)		1,366,000		867,410
8.000%, 11/01/31 (a)		1,427,000		998,900
Highwoods Realty, L.P.,
5.850%, 03/15/17		3,680,000		2,930,715
7.500%, 04/15/18		2,405,000		2,081,063
ICICI Bank, Ltd., 6.375%, 04/30/22 (a) [7]		900,000		701,870
International Lease Finance Corp.,
5.000%, 04/15/10		1,040,000		952,509
5.550%, 09/05/12		345,000		268,034
6.375%, 03/25/13		1,730,000		1,316,208
6.625%, 12/07/09	GBP	9,140,000		14,130,377
iStar Financial Inc.,
1.097%, 10/01/12 (10/01/09) [6]		8,095,000		3,061,529
5.150%, 03/01/12		4,360,000		2,201,800
5.125%, 04/01/11		280,000		162,400
5.375%, 04/15/10		830,000	[2]	705,500
5.500%, 06/15/12		260,000		131,950
5.650%, 09/15/11		3,095,000		1,795,100
5.700%, 03/01/14		15,000		6,300
5.800%, 03/15/11		640,000	[2]	387,200
5.875%, 03/15/16		1,340,000		536,000
5.950%, 10/15/13		4,725,000		2,079,000
6.050%, 04/15/15		620,000		248,000
8.625%, 06/01/13		425,000		221,000
JPMorgan Chase & Co.,
9.683%, 05/17/10 (a) [4]	BRL	3,600,000		1,690,433

The accompanying notes are an integral part of these financial statements.

5

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount	Value
Finance - 18.8% (continued)
JPMorgan Chase & Co., (continued)
14.362%, 03/28/11 (a) [4]	IDR	932,700,000	$71,738
14.588%, 04/12/12 (a) [4]	IDR	40,733,437,680	2,698,802
JPMorgan International, 13.248%, 10/21/10 (a) [4]	IDR	16,627,462,500	1,377,274
Kaupthing Bank,
3.413%, 01/15/10 (a) [8]		1,000,000	130,000
5.750%, 10/04/11 (a) [8]		10,000,000	1,300,000
6.125%, 10/04/16 (a) [8]		1,800,000	234,000
KfW Bankengruppe, 10.750%, 02/01/10	ISK	20,000,000	160,859
Kinder Morgan Finance Co., 5.700%, 01/05/16		370,000	317,275
Marsh & McLennan Companies, Inc.,
5.375%, 07/15/14		4,390,000	4,273,700
5.750%, 09/15/15		11,939,000	11,374,632
5.875%, 08/01/33		10,360,000	8,198,521
MBIA Insurance Corp., 14.000%, 01/15/33 (a) [7]		525,000	199,500
Merrill Lynch & Co., Inc.,
4.625%, 09/14/18	EUR	1,750,000	1,640,691
6.110%, 01/29/37		60,150,000	46,457,152
10.710%, 03/08/17	BRL	2,500,000	1,085,790
Morgan Stanley,
4.750%, 04/01/14		10,715,000	10,121,282
5.550%, 04/27/17		11,000,000	10,239,658
6.625%, 04/01/18		3,095,000	3,085,424
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		13,925,000	9,544,808
National City Bank of Indiana, 4.250%, 07/01/18		6,310,000	5,297,554
National City Corp., 6.875%, 05/15/19		1,905,000	1,827,796
ProLogis Trust,
5.625%, 11/15/15		345,000	273,553
5.750%, 04/01/16		280,000	220,697
Qwest Capital Funding, Inc., 6.875%, 07/15/28		1,190,000	809,200
Realty Income Corp., 6.750%, 08/15/19		7,675,000	6,914,415
SLM Corp.,
5.000%, 10/01/13		2,060,000	1,666,245
5.000%, 04/15/15		50,000	38,087
5.125%, 08/27/12		540,000	461,894
5.375%, 01/15/13		2,460,000	2,055,089
5.375%, 05/15/14		300,000	241,113
5.400%, 10/25/11		520,000	467,683
6.500%, 06/15/10	NZD	500,000	236,356
8.450%, 06/15/18		18,665,000	15,967,628
St. Paul Travelers Companies, Inc., The, 6.750%, 06/20/36		2,610,000	2,829,402

The accompanying notes are an integral part of these financial statements.

6

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Finance - 18.8% (continued)
Toll Brothers Finance Corp., 5.150%, 05/15/15	$3,785,000	$3,351,156
Travelers Cos., Inc.,
6.250%, 06/15/37	7,120,000	7,373,764
6.375%, 03/15/33	3,040,000	3,187,948
White Mountains Insurance Group, Ltd., 6.375%, 03/20/17 (a) [5]	4,555,000	3,464,182
Willis North America, Inc., 6.200%, 03/28/17	5,685,000	5,034,534
Total Finance		384,795,858
Industrial - 46.2%
Agilent Technologies, Inc., 6.500%, 11/01/17	6,945,000	6,044,991
Albertson’s, Inc.,
6.625%, 06/01/28	1,015,000	751,100
7.450%, 08/01/29	3,195,000	2,619,900
7.750%, 06/15/26	915,000	780,038
8.000%, 01/15/24	250,000	155,992
Anadarko Petroleum Corp.,
5.950%, 09/15/16	4,915,000	4,849,257
6.450%, 09/15/36	13,875,000	12,472,460
Anheuser-Busch Companies, Inc.,
5.950%, 01/15/33	6,177,000	5,090,948
6.450%, 09/01/37	7,900,000	7,358,684
AT&T Corp.,
6.150%, 09/15/34	6,945,000	6,593,048
6.500%, 03/15/29	6,415,000	6,131,438
6.500%, 09/01/37	4,970,000	4,929,485
Avnet, Inc.,
5.875%, 03/15/14	11,000,000	10,360,328
6.000%, 09/01/15	5,340,000	4,910,514
6.625%, 09/15/16	1,370,000	1,284,501
BellSouth Corp.,
6.000%, 11/15/34	2,370,000	2,233,825
6.550%, 06/15/34	1,800,000	1,764,614
Camden Property Trust, 5.700%, 05/15/17	5,205,000	4,702,296
Canadian Pacific Railway Co.,
5.750%, 03/15/33	195,000	157,190
5.950%, 05/15/37	9,340,000	7,644,855
Centex Corp., 5.250%, 06/15/15	1,915,000	1,651,688
Chartered Semiconductor Manufacturing, Ltd., 6.250%, 04/04/13	5,600,000	5,067,849
Colonial Realty, L.P., 6.050%, 09/01/16	470,000	370,482
Comcast Corp.,
5.650%, 06/15/35	13,285,000	12,167,413
6.500%, 11/15/35	1,320,000	1,334,379

The accompanying notes are an integral part of these financial statements.

7

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount	Value
Industrial - 46.2% (continued)
Comcast Corp., (continued)
6.950%, 08/15/37		$19,230,000	$20,050,717
Continental Airlines, Inc.,
5.983%, 04/19/22		16,735,000	13,806,375
6.795%, 08/02/20		43,331	31,632
Series B, 6.903%, 04/19/22		5,595,000	3,468,900
Corn Products International, Inc., 6.625%, 04/15/37		4,055,000	3,227,022
Corning, Inc.,
6.850%, 03/01/29		9,142,000	8,481,902
7.250%, 08/15/36		1,185,000	1,149,400
CSX Corp.,
6.000%, 10/01/36		11,635,000	10,539,390
6.250%, 03/15/18		16,400,000	16,540,253
Cummins Engine Co., Inc.,
5.650%, 03/01/98		11,235,000	5,970,358
6.750%, 02/15/27		2,853,000	2,236,384
7.125%, 03/01/28		50,000	40,035
D.R. Horton, Inc., 5.250%, 02/15/15		5,495,000	4,560,850
Delta Air Lines, Inc., 8.021%, 08/10/22		14,658,976	9,528,334
Desarrolladora Homex, S.A. de C.V., 7.500%, 09/28/15		2,725,000	2,343,500
Dillards, Inc., 7.000%, 12/01/28		225,000	109,125
DP World, Ltd., 6.850%, 07/02/37 (a)		28,350,000	18,852,750
Duke Energy Field Services LLC, 6.450%, 11/03/36 (a)		2,615,000	2,091,864
Dun & Bradstreet Corp., The, 6.000%, 04/01/13		32,120,000	32,200,782
El Paso Corp., 6.950%, 06/01/28		1,030,000	774,954
Energy Transfer Partners, L.P.,
6.125%, 02/15/17		700,000	695,426
6.625%, 10/15/36		1,805,000	1,763,611
Enterprise Products Operating L.P., 6.300%, 09/15/17		8,440,000	8,481,862
Equifax, Inc., 7.000%, 07/01/37		4,421,000	4,284,104
Equitable Resources, Inc., 6.500%, 04/01/18		35,420,000	34,225,071
Eurofima, 11.000%, 02/05/10	ISK	60,000,000	479,915
Foot Locker, Inc., 8.500%, 01/15/22		570,000	495,900
Ford Motor Co., 6.375%, 02/01/29		1,990,000	1,074,600
Freescale Semiconductor, Inc., 10.125%, 12/15/16		270,000	91,800
GTE Corp., 6.940%, 04/15/28		130,000	130,347
HCA, Inc.,
5.750%, 03/15/14		5,960,000	4,768,000
6.250%, 02/15/13		2,200,000	1,925,000
6.375%, 01/15/15		2,330,000	1,893,125
6.625%, 02/15/16		6,850,000	5,531,375
6.750%, 07/15/13		190,000	167,200

The accompanying notes are an integral part of these financial statements.

8

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Industrial - 46.2% (continued)
HCA, Inc., (continued)
7.050%, 12/01/27	$1,685,000	$1,026,266
7.190%, 11/15/15	1,090,000	839,962
7.500%, 11/06/33	925,000	527,250
7.500%, 12/15/23	1,172,000	763,408
7.580%, 09/15/25	1,680,000	1,034,425
7.690%, 06/15/25	2,589,000	1,589,923
7.750%, 07/15/36	330,000	196,170
8.360%, 04/15/24	2,105,000	1,389,717
Home Depot, Inc., The,
5.400%, 03/01/16	93,000	92,835
5.875%, 12/16/36	20,049,000	17,688,511
Hospira, Inc., 6.050%, 03/30/17	3,395,000	3,315,543
International Paper Co.,
5.500%, 01/15/14	550,000	505,269
7.950%, 06/15/18	48,010,000	46,317,214
Intuit, Inc., 5.750%, 03/15/17	3,560,000	3,382,434
iStar Financial, Inc., 5.850%, 03/15/17	325,000	130,000
Kinder Morgan Energy Partners L.P.,
5.800%, 03/15/35	3,360,000	2,836,448
5.950%, 02/15/18	44,630,000	43,687,504
KLA Instruments Corp., 6.900%, 05/01/18	24,365,000	21,905,938
Koninklijke KPN, N.V.,
6.875%, 03/11/38	22,735,000	24,352,482
8.375%, 10/01/30	815,000	931,575
Kraft Foods, Inc.,
6.500%, 11/01/31	13,635,000	13,538,164
7.000%, 08/11/37	7,280,000	7,688,022
Lennar Corp.,
5.500%, 09/01/14	1,900,000	1,520,000
5.600%, 05/31/15	2,740,000	2,157,750
6.500%, 04/15/16	2,340,000	1,872,000
Lowe’s Companies, Inc.,
5.500%, 10/15/35	175,000	160,040
6.650%, 09/15/37	6,420,000	7,001,941
6.875%, 02/15/28	500,000	525,428
Lubrizol Corp., 6.500%, 10/01/34	16,940,000	15,013,736
Lucent Technologies, Inc.,
6.450%, 03/15/29	4,335,000	2,460,112
6.500%, 01/15/28	305,000	170,800

The accompanying notes are an integral part of these financial statements.

9

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrial - 46.2% (continued)
Marks & Spencer Group PLC, 7.125%, 12/01/37 (a)	$4,725,000		$3,497,856
Masco Corp., 5.850%, 03/15/17	8,150,000		6,510,236
Missouri Pacific Railroad Co., 5.000%, 01/01/45	825,000		412,500
Motorola, Inc.,
5.220%, 10/01/97	895,000		398,721
6.500%, 09/01/25	1,345,000		941,500
6.500%, 11/15/28	1,430,000		972,400
8.000%, 11/01/11	1,075,000		1,082,200
New England Telephone & Telegraph Co., 7.875%, 11/15/29	2,390,000		2,453,925
Newmont Mining Corp., 5.875%, 04/01/35	11,660,000		10,887,642
News America, Inc.,
6.150%, 03/01/37	4,075,000		3,456,134
6.200%, 12/15/34	3,440,000		2,936,714
6.400%, 12/15/35	5,820,000		5,093,868
Nextel Communications, Inc.,
5.950%, 03/15/14	18,220,000		14,348,250
6.875%, 10/31/13	20,000		16,550
7.375%, 08/01/15	3,775,000		3,010,562
NGPL Pipeco LLC, 7.119%, 12/15/17 (a)	21,980,000		23,039,524
Northwest Airlines, Inc., 8.028%, 11/01/17	8,777,514	[2]	5,617,609
ONEOK Partners, L.P., 6.650%, 10/01/36	2,650,000		2,443,324
Owens & Minor, Inc., 6.350%, 04/15/16	1,355,000		1,185,647
Owens Corning, Inc.,
6.500%, 12/01/16	2,655,000		2,327,275
7.000%, 12/01/36	4,990,000		3,536,568
Panhandle Eastern Pipe Line Co., L.P.,
6.200%, 11/01/17	5,520,000		5,321,346
7.000%, 06/15/18	26,505,000		26,905,596
PF Export Rec Master Trust, 6.436%, 06/01/15 (a)	484,164		489,005
Plains All American Pipeline L.P.,
6.125%, 01/15/17	2,770,000		2,670,948
6.500%, 05/01/18	8,975,000		9,081,910
6.650%, 01/15/37	5,960,000		5,529,396
Pulte Homes, Inc.,
Senior Notes, 5.200%, 02/15/15	3,165,000		2,642,775
6.000%, 02/15/35	10,320,000		6,708,000
6.375%, 05/15/33	4,670,000		3,082,200
Qantas Airways, Ltd., 6.050%, 04/15/16 (a)	11,800,000		10,659,565
Questar Market Resources, Inc., 6.800%, 04/01/18	27,465,000		25,878,208
Qwest Capital Funding, Inc.,
6.500%, 11/15/18	620,000		477,400
7.625%, 08/03/21	2,135,000		1,633,275

The accompanying notes are an integral part of these financial statements.

10

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Industrial - 46.2% (continued)
Qwest Corp.,
6.500%, 06/01/17		$155,000		$136,400
6.875%, 09/15/33		7,209,000		5,262,570
7.200%, 11/10/26		435,000		328,425
7.250%, 09/15/25		1,085,000		830,025
7.250%, 10/15/35		2,165,000		1,569,625
7.500%, 06/15/23		839,000		667,005
Reynolds American, Inc.,
6.750%, 06/15/17		8,170,000		7,628,354
7.250%, 06/15/37		2,000,000		1,651,108
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)		4,180,000		4,235,418
Simon Property Group, L.P., 5.750%, 12/01/15		445,000		409,837
Southern Natural Gas Co., 5.900%, 04/01/17 (a)		4,765,000		4,614,931
Sprint Capital Corp., 6.875%, 11/15/28		27,000		19,170
Sprint Nextel Corp., 6.000%, 12/01/16		48,000		39,240
Talisman Energy, Inc.,
5.850%, 02/01/37		3,674,000		3,135,899
6.250%, 02/01/38		3,635,000		3,273,943
Teck Cominco Ltd., 7.000%, 09/15/12		1,000,000		987,500
Telecom Italia Capital S.p.A.,
6.000%, 09/30/34		3,210,000		2,711,188
6.375%, 11/15/33		3,170,000		2,817,353
Telekom Malaysia Berhad, 7.875%, 08/01/25 (a)		250,000		274,380
TELUS Corp., 4.950%, 03/15/17	CAD	7,115,000		6,039,385
Tennessee Gas Pipeline Co., 7.000%, 10/15/28		1,605,000		1,529,427
Texas Eastern Transmission, L.P., 6.000%, 09/15/17 (a)		3,000,000		2,995,848
Time Warner, Inc., 6.500%, 11/15/36		3,360,000		2,942,349
Toro Co., The, 6.625%, 05/01/37		6,810,000		4,949,413
Transocean, Inc., 7.375%, 04/15/18		500,000		552,866
U.S. Steel Corp.,
6.050%, 06/01/17		2,115,000		1,803,871
6.650%, 06/01/37		3,595,000		2,716,116
7.000%, 02/01/18		22,850,000		19,850,640
Union Pacific Corp., 5.375%, 06/01/33		2,525,000		2,209,484
United Airlines, Inc., 6.636%, 07/02/22		17,354,410	[2]	13,015,807
UnitedHealth Group, Inc.,
5.800%, 03/15/36		13,506,000		10,924,409
6.500%, 06/15/37		310,000		268,782
6.625%, 11/15/37		1,540,000		1,380,762
USG Corp., 6.300%, 11/15/16		1,410,000		1,043,400
V.F. Corp., 6.450%, 11/01/37		9,334,000		8,857,565
Vale Overseas Ltd., 6.875%, 11/01/36		3,665,000		3,479,936

The accompanying notes are an integral part of these financial statements.

11

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Industrial - 46.2% (continued)
Verizon Global Funding Corp., 5.850%, 09/15/35	$8,900,000	$8,277,881
Verizon Maryland, Inc., 5.125%, 06/15/33	1,055,000	781,632
Verizon New York, Inc., Series B, 7.375%, 04/01/32	3,090,000	3,010,538
Viacom, Inc., 6.875%, 04/30/36	4,160,000	3,832,645
Vondafone Group PLC, 6.150%, 02/27/37	13,185,000	12,972,075
Watson Pharmaceuticals, Inc., Convertible 1.750%, 03/15/23	515,000	507,919
Weatherford International, Inc., 6.500%, 08/01/36	1,565,000	1,416,311
Wellpoint, Inc., 6.375%, 06/15/37	13,650,000	12,515,398
Western Union Co., 6.200%, 11/17/36	12,735,000	12,000,585
Weyerhaeuser Co., 6.875%, 12/15/33	12,890,000	8,783,349
White Pine Hydro LLC,
6.310%, 07/10/17 (a) [5]	1,700,000	1,442,776
6.960%, 07/10/37 (a)	1,645,000	1,169,000
Williams Co., Inc., Series A, 7.500%, 01/15/31	1,000,000	880,000
XTO Energy, Inc., 6.100%, 04/01/36	190,000	184,141
Total Industrial		946,235,315
Utility - 10.5%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 (a)	21,130,000	21,099,256
Ameren Energy Generating Co., 7.000%, 04/15/18	22,700,000	20,462,733
Baltimore Gas & Electric Co., 5.200%, 06/15/33	1,470,000	1,221,999
Bruce Mansfield Unit 1 2, 6.850%, 06/01/34	10,675,000	9,399,803
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36	15,645,000	13,630,487
Commonwealth Edison Co., 5.875%, 02/01/33	5,000,000	4,792,035
Constellation Energy Group, Inc., 4.550%, 06/15/15	1,675,000	1,451,803
Dominion Resources, Inc., 5.950%, 06/15/35	740,000	705,899
Empresa Nacional de Electricidad, 7.875%, 02/01/27	2,900,000	3,062,478
Illinois Power Co., 6.250%, 04/01/18	26,000,000	24,622,779
ITC Holdings Corp.,
5.875%, 09/30/16 (a)	2,410,000	2,281,222
6.375%, 09/30/36 (a)	3,605,000	3,023,240
Mackinaw Power LLC, 6.296%, 10/31/23 (a)	9,647,621	7,954,560
Methanex Corp., 6.000%, 08/15/15	3,825,000	2,944,168
MidAmerican Energy Holdings Co.,
6.125%, 04/01/36	2,305,000	2,278,442
6.500%, 09/15/37	6,450,000	6,694,094
NiSource Finance Corp.,
6.150%, 03/01/13	1,250,000	1,242,536
6.400%, 03/15/18	27,910,000	25,607,230
6.800%, 01/15/19	11,625,000	10,893,706
ONEOK, Inc., 6.000%, 06/15/35	9,210,000	7,719,629
Southwestern Electric Power Co., 6.450%, 01/15/19	39,195,000	39,972,863

The accompanying notes are an integral part of these financial statements.

12

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Utility - 10.5% (continued)
Tenaga Nasional Berhad, 7.500%, 11/01/25 (a)		$2,000,000		$2,040,738
Toledo Edison Co., 6.150%, 05/15/37		2,390,000		2,249,743
Total Utility				215,351,443
Total Corporate Bonds (cost $1,729,621,123)				1,546,382,616
Foreign Government Obligations - 5.0%
Alberta, Province of, Series CS, Sinking Fund, 5.930%, 09/16/16	CAD	145,994		138,912
Brazil, Republic of,
10.250%, 01/10/28	BRL	5,750,000		2,890,406
12.500%, 01/05/22	BRL	5,160,000	[2]	2,922,991
Canadian Government,
2.750%, 12/01/10	CAD	7,940,000		7,014,560
3.750%, 09/01/11	CAD	4,160,000		3,755,248
3.750%, 06/01/12	CAD	12,235,000		11,084,554
5.250%, 06/01/12	CAD	7,870,000		7,415,114
5.750%, 06/01/33	CAD	2,145,000		2,344,830
European Investment Bank,
4.600%, 01/30/37 (a)	CAD	7,270,000		5,492,049
6.507%, 03/10/21 [4]	AUD	5,000,000		1,905,266
7.000%, 01/18/12	NZD	4,746,000		3,227,467
11.250%, 02/14/13	BRL	13,490,000		7,161,851
11.505%, 04/24/13 (a) [4]	IDR	50,074,770,000		3,200,959
Inter-American Development Bank,
6.000%, 12/15/17	NZD	4,215,000		2,645,683
11.037%, 05/20/13 [4]	IDR	45,580,000,000		2,940,429
Series EMTN, 12.542%, 09/23/13 [4]	IDR	33,430,000,000		2,080,307
International Bank for Reconstruction & Development,
Series GDIF, 1.430%, 03/05/14	SGD	5,800,000		3,865,085
9.500%, 05/27/10	ISK	179,000,000		1,408,094
Mexican Bonos, Series M 10, 7.250%, 12/15/16	MXN	31,000,000		2,261,747
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	141,360,000		10,315,713
Mexican Government, 9.000%, 12/20/12	MXN	26,900,000		2,196,451
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/10	AUD	10,320,000		8,676,717
Province of Manitoba Canada, 6.360%, 09/01/15	NZD	5,000,000		3,104,674
Queensland Treasury Corp., 7.125%, 09/18/17 (a)	NZD	7,500,000		4,933,012
Total Foreign Government Obligations (cost $111,510,248)				102,982,119
Municipal Bonds - 1.7%
Alabama Public School & College Authority, Capital Improvement Bond, 4.500%, 12/01/26		600,000		575,484
Buckeye Tobacco Settlement Financing Authority, Asset-A-2, 5.875%, 06/01/47		5,035,000		2,842,258
Chicago Illinois Board of Education, Dedicated-Series B, 4.750%, 12/01/31		1,040,000		978,120
Chicago Illinois O’Hare International Airport Revenue Bond, Series A, 4.500%, 01/01/38		315,000		277,899
District of Columbia, Series A, 4.750%, 06/01/36		600,000		534,984

The accompanying notes are an integral part of these financial statements.

13

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Municipal Bonds - 1.7% (continued)
Florida State Turnpike Authority, Revenue Bond, Department of Transportation, Series A, 3.500%, 07/01/27	$600,000	$470,244
Green Bay Wisconsin, Water System Revenue Refunding Bonds, 3.500%, 11/01/26 (FSA Insured)	410,000	350,808
Green Bay Wisconsin, Water System Revenue Refunding Bonds, 3.500%, 11/01/29 (FSA Insured)	445,000	360,913
Grosse Pointe Michigan Public School System, 3.000%, 05/01/27	365,000	280,229
Harris County Texas, Road Bonds, Series B, 4.500%, 10/01/31	1,715,000	1,645,028
JEA Florida Water & Sewer System Revenue Bond, Series B, 4.750%, 10/01/41	955,000	853,932
Louisianna State, Series C, 3.250%, 05/01/26 (FSA Insured)	605,000	447,827
Massachusetts State School Building Authdedicated Sales Tax Revenue Bond, Series A, 4.750%, 08/15/32	600,000	581,154
Michigan Tobacco Settlement Financial Authority Series A, 7.309%, 06/01/34	3,075,000	2,048,965
Omaha Public Power District (Nebraska), Electric System Subordinated Revenue Bonds, Series AA, 4.500%, 02/01/34	1,505,000	1,406,949
San Diego California Unified School District, Refunding Bonds, Election 1998, Series F-1, 4.500%, 07/01/29	630,000	574,497
San Jose California Redevelopment Agency Tax Allocation, Series C, 3.750%, 08/01/28	765,000	528,745
San Jose Redevelopment Agency, 3.750%, 08/01/28	280,000	209,314
State of California (AMBAC Insured), 4.500%, 08/01/27	950,000	768,806
State of California (AMBAC Insured), 4.500%, 08/01/30	770,000	601,770
State of California, 4.500%, 10/01/29	2,655,000	2,094,184
State of California, 4.500%, 08/01/30	665,000	519,711
State of California, Variable Purpose Bond, 3.250%, 12/01/27	495,000	318,226
State of California, Variable Purpose Bond, 4.500%, 12/01/33	2,330,000	1,768,656
Tobacco Settlement Financing Corp., VA, 6.706%, 06/01/46	21,620,000	13,376,944
University of California Regents Medical Center, Series A, 4.750%, 05/15/31	165,000	157,012
Wisconsin Housing & Economic Development Authority, Revenue Bonds, Series E, 4.900%, 11/01/35	155,000	138,657
Total Municipal Bonds (cost $46,559,549)		34,711,316
Asset-Backed Securities - 4.2%
ARG Funding Corp., Series 2005-2A, Class A5, 2.639%, 05/20/11 (07/20/09) (a) [6]	14,830,000	13,867,121
Capital One Auto Finance Trust 2006-C A4, 0.349%, 05/15/13 (07/15/09) [6]	14,765,000	13,512,286
Chase Issuance Trust, Series 2007-B1, Class B1, 0.569%, 04/15/19 (07/15/09) [6]	17,040,000	11,859,077
Chase Issuance Trust, Series 2005-C1, Class C1, 0.689%, 11/15/12 (07/15/09) [6]	1,175,000	1,134,301
CITEC, Series 2008-VT1, Class A3, 6.590%, 12/22/14	7,270,000	7,332,252
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 06/20/14	15,450,000	14,599,756
Community Program Loan Trust, Series 87-A, Class A4, 4.500%, 10/01/18	80,446	80,419
Community Program Loan Trust, Series 87-A, Class A5, 4.500%, 04/01/29	3,225,000	2,864,700
MBNA Credit Card Master Note Trust, Series 2005-B2, Class B, 0.499%, 12/17/12 (07/15/09) [6]	10,405,000	10,146,247
MBNA, Series 2002-C1, Class C1, 6.800%, 07/15/14	6,911,000	6,716,180
Merrill Auto Trust Securitization, Series 2008-1, Class B, 6.750%, 04/15/15	4,035,000	3,454,644
Total Asset-Backed Securities (cost $87,844,402)		85,566,983

The accompanying notes are an integral part of these financial statements.

14

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
U.S. Government and Agency Obligations - 1.3%
U.S. Government - 1.0%
USTN, 3.125%, 05/15/19	$20,000,000	[2]	$19,343,800
Federal Home Loan Mortgage Corporation - 0.0%#
FHLMC, Gold, 5.000%, 12/01/31	147,608		151,136
Federal National Mortgage Association - 0.3%
FNMA, 4.000%, 10/01/18	3,449,134		3,527,099
FNMA, 4.000%, 10/01/18	3,227,050		3,299,995
FNMA, 6.000%, 07/01/29	14,522		15,357
Total Federal National Mortgage Association			6,842,451
Total U.S. Government and Agency Obligations (cost $25,771,780)			26,337,387
Mortgage-Backed Securities - 0.2%
Bank of America-First Union, Series 2001, 5.464%, 04/11/37	1,500,000		1,509,867
Credit Suisse Mortgage Capital, Series 2007-C5, Class A4, 5.695%, 09/15/40 [7]	1,704,000		1,170,067
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 08/25/20	2,590,719		2,188,348
JP Morgan Chase Commercial Mortgage, Series 2007-LD11, Class A4, 6.007%, 06/15/49 [7]	305,000		232,909
Total Mortgage-Backed Securities (cost $5,035,617)			5,101,191

	Shares
Preferred Stocks - 0.9%
Bank of America Corp., 6.375%	20,000		326,200
Bank of America Corp., 7.250%, Series L	7,808	[2]	6,527,723
CIT Group, Inc., The, Series C, 8.750%	2,500		43,650
Comcast Corp. Series B, 7.000%	207,547	[2]	4,742,449
Entergy New Orleans, Inc., 4.750%	482		33,740
Entergy New Orleans, Inc., 5.560%	100		8,075
FHLMC, Series F, 5.000%*	15,400		21,560
FHLMC, Series K, 5.790%*	45,200		56,500
FHLMC, Series O, 5.810%*	15,850		26,945
FHLMC, Series P, 6.000%*	19,800		26,532
FHLMC, Series R, 5.700%*	24,500		33,075
FHLMC, Series T, 6.420%*	14,300		22,880
FHLMC, Series U, 5.900%*	35,100		28,080
FHLMC, Series V, 5.570%*	307,950		283,314
FHLMC, Series W, 5.660%*	70,700		63,630
FHLMC, Series Y, 6.550%*	67,825		55,616
FHLMC, Series Z, 8.375%*	605,747		739,011
FNMA, Series H, 5.810%*	9,050		13,846
FNMA, Series I, 5.375%*	21,500		36,980
FNMA, Series L, 5.125%*	28,100		41,307
FNMA, Series M, 4.750%*	30,700		46,664
FNMA, Series Q, 6.750%*	13,950		16,740
FNMA, Series S, 8.250%*	1,125,850		1,508,639
Newell Financial Trust I, 5.250%	90,628		2,395,978

The accompanying notes are an integral part of these financial statements.

15

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Preferred Stocks - 0.9% (continued)
Preferred Blocker, Inc. 9.000% (a)	1,560		$670,898
SLM Corp., 6.000%	41,250	[2]	614,625
Sovereign Capital Trust IV, 4.375%	34,236		714,676
Wisconsin Electric Power Co., 3.600%	3,946		232,814
Total Preferred Stocks (cost $68,576,358)			19,332,147
Short-Term Investments - 9.1%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.06%[3]	39,754,571		39,754,571
BNY Institutional Cash Reserves Fund, Series B*[3,9]	1,652,054		243,678
Dreyfus Cash Management Fund, Institutional Class Shares, 0.44%[10]	129,329,791		129,329,791
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.48%[10]	16,137,739		16,137,739
Total Short-Term Investments (cost $186,874,155)			185,465,779
Total Investments - 97.9% (cost $2,261,793,232)			2,005,879,538
Other Assets, less Liabilities - 2.1%			42,062,039
Net Assets - 100.0%			$2,047,941,577

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments.

Based on the cost of investments of $2,262,271,000 for Federal income tax purposes at June 30, 2009, the aggregate gross unrealized appreciation and depreciation were $19,608,477 and $275,999,939, respectively, resulting in a net unrealized depreciation of investments of $256,391,462.

*	Non-income producing security.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2009, the value of these securities amounted to $206,665,976 or 10.1% of net assets.

[1]	Yield shown for an investment company represents the June 30, 2009, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of June 30, 2009, amounting to $41,321,779 or 2.0% of net assets.

[3]	Collateral received from brokers for securities lending was invested in these short-term investments.

[4]	Represents yield to maturity at June 30, 2009.

[5]

Security is illiquid: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded, and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. All securities are valued by an independent pricing agent or broker. Illiquid securities at June 30, 2009 amounted to $4,906,958 or 0.24% of net assets.

[6]	Floating Rate Security. The rate listed is as of June 30, 2009. Date in parentheses represents the security’s next coupon rate reset.

[7]	Variable Rate Security. The rate listed is as of June 30, 2009 and is periodically reset subject to terms and conditions set forth in the debenture.

[8]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.

[9]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the BNY Institutional Cash Reserves Fund (“ICRF”) (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

[10]

The Fund’s investments in Dreyfus Cash Management Fund and JPMorgan Liquid Assets Money Market Fund are covered under the U.S. Treasury Temporary Money Market Fund Guarantee Program up to a maximum of $18,257,748 and $16,146,303, respectively.

#	Rounds to less than 0.1%.

Investments Definitions and Abbreviations:

AMBAC:	American Municipal Bond Assurance Corp.
EMTN:	European Medium Term Note
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
FSA:	Financial Security Assurance
GMAC:	General Motors Acceptance Corp.
MTN:	Medium Term Note
USTN:	United States Treasury Note

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
EUR:	euro
GBP:	British Pound
IDR:	Indonesian Rupiah
ISK:	Icelandic Krona
MXN:	Mexican Peso
NZD:	New Zealand Dollar
SGD:	Singapore Dollar
THB:	Thailand Baht

The accompanying notes are an integral part of these financial statements.

16

Managers Bond Fund

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Investments at value (including securities on loan valued at $41,321,779)*	$2,005,879,538
Foreign currency**	135,596
Receivable for investments sold	2,645,717
Receivable for Fund shares sold	59,128,723
Dividends, interest and other receivables	30,592,265
Prepaid expenses	125,784
Total assets	2,098,507,623
Liabilities:
Payable to Custodian	489,748
Payable for Fund shares repurchased	6,936,148
Payable upon return of securities loaned	41,406,625
Accrued expenses:
Investment advisory and management fees	804,306
Administrative fees	401,708
Other	527,511
Total liabilities	50,566,046
Net Assets	$2,047,941,577
Shares outstanding	93,012,912
Net asset value, offering and redemption price per share	$22.02
Net Assets Represent:
Paid-in capital	$2,369,044,317
Undistributed net investment income	2,502,308
Accumulated net realized loss from investments and foreign currency transactions	(67,894,745)
Net unrealized depreciation of investments and foreign currency contracts and translations	(255,710,303)
Net Assets	$2,047,941,577
* Investments at cost	$2,261,793,232
** Foreign currency at cost	$138,385

The accompanying notes are an integral part of these financial statements.

17

Managers Bond Fund

Statement of Operations

For the six months ended June 30, 2009 (unaudited)

Investment Income:
Interest income	$72,976,350
Dividend income	350,005
Securities lending fees	17,518
Total investment income	73,343,873
Expenses:
Investment management fees	5,787,154
Administrative fees	2,314,862
Transfer agent	1,428,099
Professional fees	248,724
Custodian	177,986
Reports to shareholders	170,240
Registration fees	60,646
Trustees fees and expenses	90,714
Miscellaneous	60,481
Total expenses before offsets	10,338,906
Expense waiver	(3,995)
Expense reimbursement	(1,166,684)
Expense reductions	(5,370)
Net expenses	9,162,857
Net investment income	64,181,016
Net Realized and Unrealized Gain (Loss):
Net realized loss on investment transactions	(52,612,611)
Net realized loss on foreign currency contracts and transactions	(1,064,961)
Net unrealized appreciation of investments	249,132,529
Net unrealized appreciation of foreign currency contracts and translations	10,557,974
Net realized and unrealized gain	206,012,931
Net increase in net assets resulting from operations	$270,193,947

The accompanying notes are an integral part of these financial statements.

18

Managers Bond Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2009 (unaudited) and for the year ended December 31, 2008

	2009	2008
Increase (Decrease) in Net Assets From Operations:
Net investment income	$64,181,016	$136,714,173
Net realized gain (loss) on investments and foreign currency transactions	(53,677,572)	10,641,730
Net unrealized appreciation (depreciation) of investments and foreign currency translations	259,690,503	(572,492,152)
Net increase (decrease) in net assets resulting from operations	270,193,947	(425,136,249)
Distributions to Shareholders:
From net investment income	(60,871,492)	(136,203,930)
From net realized gain on investments	—	(27,020,555)
Total distributions to shareholders	(60,871,492)	(163,224,485)
From Capital Share Transactions:
Proceeds from sale of shares	380,312,608	1,260,249,492
Reinvestment of dividends and distributions	56,038,121	152,445,157
Cost of shares repurchased	(486,650,763)	(958,305,334)
Net increase (decrease) from capital share transactions	(50,300,034)	454,389,315
Total increase (decrease) in net assets	159,022,421	(133,971,419)
Net Assets:
Beginning of period	1,888,919,156	2,022,890,575
End of period	$2,047,941,577	$1,888,919,156
End of period undistributed net investment income (loss)	$2,502,308	($807,216)

Share Transactions:
Sale of shares	18,476,560	52,689,979
Reinvested shares	2,776,002	6,912,748
Shares repurchased	(24,363,680)	(43,303,058)
Net increase (decrease) in shares	(3,111,118)	16,299,669

The accompanying notes are an integral part of these financial statements.

19

Financial Highlights

For a share outstanding throughout each period

Managers Bond Fund	For the six months ended June 30, 2009 (unaudited)	For the year ended December 31,

		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$19.65	$25.34	$24.84	$24.11	$24.58	$24.58
Income from Investment Operations:
Net investment income	0.70	1.42 [5]	1.22 [5]	1.08	0.88	0.80
Net realized and unrealized gain (loss) on investments	2.33	(5.42)[5]	0.49 [5]	0.75	(0.32)	0.30
Total from investment operations	3.03	(4.00)	1.71	1.83	0.56	1.10
Less Distributions to Shareholders from:
Net investment income	(0.66)	(1.41)	(1.21)	(1.10)	(0.88)	(0.93)
Net realized gain on investments	—	(0.28)	(0.00)[4]	—	(0.15)	(0.17)
Total distributions to shareholders	(0.66)	(1.69)	(1.21)	(1.10)	(1.03)	(1.10)
Net Asset Value, End of Period	$22.02	$19.65	$25.34	$24.84	$24.11	$24.58
Total Return [1]	15.77%[6]	(16.31)%	7.06%	7.79%[3]	2.29%	5.14%
Ratio of net expenses to average net assets	0.99%[7]	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets [1]	6.93%[7]	6.10%	4.91%	4.52%	3.36%	3.65%
Portfolio turnover	3%[6]	39%	21%	46%	26%	16%
Net assets at end of period (000’s omitted)	$2,047,942	$1,888,919	$2,022,891	$906,776	$426,448	$259,210

Ratios absent expense offsets: [2]
Ratio of total expenses to average net assets	1.12%[7]	1.10%	0.99%	1.02%	1.02%	1.06%
Ratio of net investment income to average net assets	6.80%[7]	5.99%	4.91%	4.49%	3.33%	3.58%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) to the Notes to Financial Statements.)

[2]

Excludes the impact of expense reimbursement and expense offsets such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) to the Notes to Financial Statements.)

[3]	The Total Return is based on the Financial Statement Net Asset Values as shown above.

[4]	Rounds to less than $0.01.

[5]	Per share numbers have been calculated using average shares.

[6]	Not Annualized.

[7]	Annualized.

20

Notes to Financial Statements

June 30, 2009 (unaudited)

1.	Summary of Significant Accounting Policies

The Managers Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the Managers Bond Fund (“the Fund”).

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by the third party pricing services approved by the Board of Trustees of the Fund. Under certain circumstances, the value of certain Fund investments may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Fund. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. In accordance with procedures approved by the Board of Trustees, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. The Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

21

Notes to Financial Statements (continued)

In April 2009, Statement of Financial Accounting Standards Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly” (“FSP FAS 157-4”) was issued and is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. Additionally, FSP FAS 157-4 requires quantitative disclosures about fair value measurements separately for each major category of assets and liabilities.

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Managers Bond
Corporate Bonds
Finance	—	$384,795,858	—	$384,795,858
Industrial	—	946,235,315	—	946,235,315
Utility	—	215,351,443	—	215,351,443
Foreign Government Obligations	—	102,982,119	—	102,982,119
Municipal Bonds	—	34,711,316	—	34,711,316
Asset-Backed Securities	—	85,566,983	—	85,566,983
U.S. Government and Agency Obligations
U.S. Government	—	19,343,800	—	19,343,800
Federal Home Loan Mortgage Corporation	—	151,136	—	151,136
Federal National Mortgage Association	—	6,842,451	—	6,842,451
Mortgage-Backed Securities	—	5,101,191	—	5,101,191
Preferred Stocks	$19,332,147	—	—	19,332,147
Short-Term Investments	145,467,530	39,998,249	—	185,465,779

Total Investments	164,799,677	1,841,079,861	—	2,005,879,538
Other Financial Instruments*	—	—	—	—

Totals	$164,799,677	$1,841,079,861	—	$2,005,879,538

*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. For the six months ended June 30, 2009, the Fund did not engage in any derivative activity. Therefore, no additional disclosure is required.

22

Notes to Financial Statements (continued)

b.	Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

The Fund has a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended June 30, 2009, the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2009, the Fund had no overdraft fees.

The Trust also has a balance credit arrangement with its Transfer Agent, PNC Global Investment Servicing (U.S.) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended June 30, 2009, the transfer agent expense was reduced by $5,370.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments the Fund has made in the JPMorgan Liquid Assets Portfolio. For the six months ended June 30, 2009, the management fee was reduced by $3,995.

Total returns and net investment income for the Fund would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimburseable expenses if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid monthly. Distributions of capital gains, if any, will be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITS, equalization accounting for tax purposes, foreign currency, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005-2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f.	Capital Loss Carryovers

As of December 31, 2008, the Fund had no accumulated net realized capital loss carryover from securities transactions for Federal income tax purposes.

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2009, certain unaffiliated shareholders of record, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Fund as follows: three collectively own 47%. Transactions by these shareholders may have a material impact on the Fund.

23

Notes to Financial Statements (continued)

h.	Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration. The Investment Manager selects subadvisors for the Fund (subject to Trustee approval) and monitors each subadvisor’s investment programs and results. The Fund’s investment portfolio is managed by a portfolio manager who serves pursuant to a Subadvisory Agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2009, the annual investment management fee rate, as a percentage of average daily net assets, was 0.625%.

The Trust has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. The Fund pays a fee to the Administrator at the rate of 0.25% per annum of the Fund’s average daily net assets for this service.

The Investment Manager has contractually agreed, through at least May 1, 2010, to waive fees and pay or reimburse expenses to the extent that the total annual operating expenses (exclusive of brokerage costs, acquired fund fees and expenses, interest, taxes and extraordinary expenses) of the Fund exceed 0.99% of the Fund’s average daily net assets.

The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed that Fund’s respective expense cap. For the six months ended June 30, 2009, the Fund made no such repayments to the Investment Manager. At December 31, 2008, the cumulative amount of expense reimbursement by the Investment Manager subject to repayment by the Fund equaled $3,811,049.

The aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. The Chairman of the Audit Committee receives an additional payment of $5,000 per year. The “Trustees fees and expenses” shown in the financial statements represents the Fund’s allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Managers Funds.

The Fund is distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for the Fund. MDI is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended June 30, 2009, were $50,801,927 and $241,840,115, respectively. Purchases and sales of U.S. Government securities for the six months ended June 30, 2009, were $19,064779 and $630,000, respectively.

4.	Portfolio Securities Loaned

The Fund may participate in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent

24

Notes to Financial Statements (continued)

that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

In September of 2008, BNYM advised the Investment Manager that the ICRF had exposure to certain defaulted debt obligations, and that BNYM had established a separate sleeve of the ICRF to hold these securities. The net impact of this position is not material to the Fund. The Fund’s position in the separate sleeve of the ICRF Fund is included in the Schedule of Portfolio Investments and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statement of Assets and Liabilities and the Statement of Operations.

5.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.	Risks Associated with Collateralized Mortgage Obligations (“CMOs”)

The net asset value of the Fund may be sensitive to interest rate fluctuations because the Fund may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgage are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages.

Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs may have a fixed or variable rate of interest.

7.	Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if the Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

8.	Forward Foreign Currency Contracts

The Fund may invest in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Fund’s financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on the settlement date.

The Fund may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

25

Annual Renewal of Investment Advisory Agreement (unaudited)

On June 4-5, 2009, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for the Managers Bond Fund (the “Fund”) and the Subadvisory Agreement for the Subadvisor of the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 4-5, 2009, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Fund and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and to maintain a contractual expense limitation for the Fund.

The Trustees also reviewed information relating to the Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement.

Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2009 was below, below, below and above, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Barclays Capital U.S. Government/Credit Index, for each period. The Board took into account management’s discussion of the Fund’s more recent performance. In this regard, the Trustees noted that the Fund had outperformed the Fund Benchmark and ranked near the top of the Peer Group upon entering 2008 and has performed well in year-to-date 2009. The Trustees also noted that the Fund’s 10-year performance has been competitive relative to the Peer Group. The Trustees concluded that the Fund’s performance has been satisfactory in light of all factors considered.

As noted above, the Board considered the Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

Advisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore,

26

Annual Renewal of Investment Advisory Agreement (continued)

that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain an expense limitation for the Fund.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current and potential asset levels of the Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Fund from time to time as a means of limiting the total expenses of the Fund. The Trustees also considered the current asset level of the Fund, including the effect on assets attributable to the economic and market conditions over the past year, and considered the impact on profitability of the current asset level and any future growth of assets of the Fund. The Board took into account management’s discussion of the current advisory fee structure. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for the Fund at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2009 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2010, to limit the Fund’s net annual operating expenses to 0.99%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

Subadvisory Fees and Profitability.

In considering the reasonableness of the fee payable by the Investment Manager to the Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadvisor is not affiliated with the Investment Manager. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Accordingly, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of the portion of the Fund managed by the Subadvisor, the Trustees concluded that any economies of scale being realized by the Subadvisor was not a material factor in the Trustees’ deliberations at this time.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management Agreement and the Subadvisory Agreement, in addition to those conclusions discussed above: (a) the Investment Manager and the Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement; (b) the Subadvisor’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; (c) the Subadvisor is reasonably likely to execute its Investment Strategy consistently over time; and (d) the Investment Manager and the Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 4-5, 2009, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund’s Subadvisor.

27

Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

For Managers Choice Only

Managers

c/o PNC Global Investment Servicing (U.S.) Inc.

P.O. Box 61204

King of Prussia, Pennsylvania 19406-0851

(800) 358-7668

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

Schroder Investment Management North America Inc.

ESSEX GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

OFI Institutional Asset Management, Inc.

Next Century Growth Investors LLC

INTERNATIONAL EQUITY

AllianceBernstein L.P.

Lazard Asset Management, LLC

Martin Currie Inc.

CHICAGO EQUITY PARTNERS

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

SMALL CAP

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

BALANCED FUNDS

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

GLOBAL

AllianceBernstein L.P.

First Quadrant, L.P.

Wellington Management Company, LLP

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET

JPMorgan Investment Advisors Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers Funds

June 30, 2009

Managers Special Equity Fund

SAR006-0609

Managers Special Equity Fund

Semi-Annual Report — June 30, 2009 (unaudited)

Page
ABOUT YOUR FUND’S EXPENSES	1

FUND PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	3

FINANCIAL STATEMENTS:

Statement of Assets and Liabilities	9
Fund’s balance sheet, net asset value (NAV) per share computation and cumulative undistributed amount

Statement of Operations	10
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period

Statement of Changes in Net Assets	11
Detail of changes in Fund assets for the past two periods

FINANCIAL HIGHLIGHTS	12
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	13
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENT	17

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2009	Expense Ratio for the Period	Beginning Account Value 01/01/2009	Ending Account Value 06/30/2009	Expenses Paid During the Period*
Managers Special Equity Fund - Managers Shares
Based on Actual Fund Return	1.61%	$1,000	$1,072	$8.27
Based on Hypothetical 5% Annual Return	1.61%	$1,000	$1,017	$8.05
Managers Special Equity Fund - Institutional Shares
Based on Actual Fund Return	1.36%	$1,000	$1,073	$6.99
Based on Hypothetical 5% Annual Return	1.36%	$1,000	$1,018	$6.80

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1

Managers Special Equity Fund Performance

All periods ended June 30, 2009 (unaudited)

The table below shows the average annual total returns from June 30, 1999 through June 30, 2009 of the Special Equity Fund, the Russell 2000® Index and the Russell 2000® Growth Index for the same time periods.

	Average Annual Total Returns[1]
Managers Special Equity Fund [2]	Six Months	One Year	Five Years	Ten Years	Inception Date
Managers Class	7.17%	(30.48)%	(5.22)%	0.97%	6/1/1984
Institutional Class	7.30%	(30.31)%	(5.01)%	N/A	5/3/2004
Russell 2000® Growth Index	11.36%	(24.85)%	(1.32)%	(0.89)%
Russell 2000® Index	2.64%	(25.01)%	(1.71)%	2.38%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

The Russell 2000® Index was the Fund’s prior benchmark. Effective May 26, 2009, the Investment Manager changed the benchmark to the Russell 2000® Growth Index because it determined that the Russell 2000® Growth Index more accurately reflects the Fund’s investments. The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. The Russell 2000® Growth Index measures the performance of the Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Indexes are unmanaged, are not available for investment, and reflect no deduction for fees and expenses.

The Russell 2000® Index and Russell 2000® Growth Index are trademarks of Russell Investments. Russell® is a trademark of Russell Investments.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2009. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

Not FDIC insured, nor bank guaranteed. May lose value.

2

Managers Special Equity Fund

Fund Snapshots

June 30, 2009 (unaudited)

Portfolio Breakdown

Industry	Managers Special Equity Fund **	Russell 2000® Growth Index	Russell 2000® Index
Information Technology	29.7%	27.8%	19.7%
Consumer Discretionary	20.1%	15.0%	13.0%
Health Care	15.8%	24.7%	15.1%
Industrials	13.5%	14.9%	16.0%
Financials	6.8%	5.8%	19.5%
Energy	6.3%	3.5%	4.5%
Consumer Staples	3.2%	4.0%	3.5%
Materials	2.9%	2.1%	3.8%
Telecommunication Services	1.1%	2.0%	1.3%
Utilities	0.1%	0.2%	3.6%
Other Assets and Liabilities	0.5%	0.0%	0.0%

**	As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
Starent Networks Corp.	1.5%
HMS Holdings Corp.*	1.5
99 Cents Only Stores	1.5
NetLogic Microsystems, Inc.	1.4
Monolithic Power Systems, Inc.	1.2
Concur Technologies, Inc.	1.2
athenahealth, Inc.	1.1
Rackspace Hosting, Inc.	1.1
Chico’s FAS, Inc.	1.0
Gymboree Corp.	0.9

Top Ten as a Group	12.4%

*	Top Ten Holding at December 31, 2008

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

3

Managers Special Equity Fund

Schedule of Portfolio Investments

June 30, 2009 (unaudited)

	Shares		Value
Common Stocks - 99.5%
Consumer Discretionary - 20.1%
99 Cents Only Stores*	353,034		$4,794,203
Aaron Rents, Inc.	46,394	[2]	1,383,469
Aeropostale, Inc.*	38,085		1,305,173
American Eagle Outfitters, Inc.	74,500		1,055,665
American Public Education, Inc.*	20,442		809,708
America’s Car-Mart, Inc.*	41,476		850,258
Ameristar Casinos, Inc.	31,900		607,057
Barnes & Noble, Inc.	6,420		132,445
BJ’s Restaurants, Inc.*	58,840		992,631
Blue Nile, Inc.*	5,746	[2]	247,021
Brink’s Home Security Holdings, Inc.*	7,691		217,732
Buckle, Inc., The	53,262	[2]	1,692,134
California Pizza Kitchen, Inc.*	58,546		778,076
Capella Education Co.*	12,895		773,055
Career Education Corp.*	9,143		227,569
Carter’s, Inc.*	37,822		930,799
Cato Corporation, The, Class A	45,896		800,426
CEC Entertainment, Inc.*	15,756		464,487
Cheesecake Factory, Inc., The*	59,478		1,028,969
Chico’s FAS, Inc.*	312,789		3,043,438
Children’s Place Retail Stores, Inc., The*	24,245		640,795
Chipotle Mexican Grill, Inc.*	9,700	[2]	776,000
Chipotle Mexican Grill, Inc., Class B*	8,130		567,393
Citi Trends, Inc.*	32,618		844,154
Corinthian Colleges, Inc.*	55,480		939,276
Cracker Barrel Old Country Store, Inc.	27,147		757,401
Ctrip.com International, Ltd.	30,400		1,407,520
Dick’s Sporting Goods, Inc.*	12,218		210,150
DineEquity, Inc.	17,500	[2]	545,825
Domino’s Pizza, Inc.*	77,074		577,284
Dress Barn, Inc., The*	54,007		772,300
Fossil, Inc.*	57,656		1,388,356
Group 1 Automotive, Inc.	84,501		2,198,716
Gymboree Corp.*	84,901		3,012,288
hhgregg, Inc.*	33,738		511,468
Hibbett Sports, Inc.*	26,298		473,364
Home Inns & Hotels Management Inc., ADR*	39,188	[2]	622,697
J. Crew Group, Inc.*	31,305		845,861
Jos. A. Bank Clothiers, Inc.*	29,335	[2]	1,010,884
K12, Inc.*	37,079		799,052
Lincoln Educational Services Corp.*	21,667		453,490
Lululemon Athletica, Inc.*	70,485	[2]	918,420
Lumber Liquidators, Inc.*	44,900	[2]	707,624
Men’s Wearhouse, Inc.	30,300		581,154
Monro Muffler Brake, Inc.	40,670		1,045,626
Netflix, Inc.*	7,073	[2]	292,398
P.F. Chang’s China Bistro, Inc.*	38,713	[2]	1,241,139
Panera Bread Co., Class A*	16,640		829,670
Papa John’s International, Inc.*	42,961		1,065,003
Penn National Gaming, Inc.*	14,200		413,362
PetMed Express, Inc.*	66,036		992,521
Polaris Industries, Inc.	18,900	[2]	607,068
Steven Madden, Ltd.*	101,181		2,575,057
Strayer Education, Inc.	3,729	[2]	813,332
Tempur-Pedic International, Inc.	56,100	[2]	733,227
Texas Roadhouse, Inc., Class A*	210,242		2,293,740
Timberland Co.*	33,724		447,517
Tractor Supply Co.*	12,500		516,500
True Religion Apparel, Inc.*	30,683		684,231
Tupperware Brands Corp.	46,092		1,199,314
Under Armour, Inc., Class A*	10,100	[2]	226,038
Universal Electronics, Inc.*	28,000		564,760
Warnaco Group, Inc., The*	46,107		1,493,867
Westport Innovations, Inc.*	110,160		891,194
WMS Industries, Inc.*	37,790		1,190,763
Total Consumer Discretionary			63,812,114
Consumer Staples - 3.2%
American Italian Pasta Co.*	22,400	[2]	652,736
Bare Escentuals, Inc.*	50,200		445,274
Calavo Growers, Inc.	21,646		429,240
Casey’s General Stores, Inc.	36,617		940,691
Diamond Foods, Inc.	1,076		30,020
Green Mountain Coffee Roasters, Inc.*	17,241	[2]	1,019,288
Hansen Natural Corp.*	3,300		101,706
Lancaster Colony Corp.	32,244		1,420,993
Lance, Inc.	35,777		827,522
Nu Skin Enterprises, Inc., Class A	64,692		989,788
Prestige Brands Holdings, Inc.*	78,500		482,775
TreeHouse Foods, Inc.*	87,640		2,521,403
Zhongpin, Inc.*	33,081		342,719
Total Consumer Staples			10,204,155

The accompanying notes are an integral part of these financial statements.

4

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Energy - 6.3%
Arena Resources, Inc.*	84,490		$2,691,006
CARBO Ceramics, Inc.	16,995	[2]	581,229
Clean Energy Fuels Corp.*	107,800	[2]	928,158
Core Laboratories, N.V.	30,310	[2]	2,641,516
Dril-Quip, Inc.*	16,200		617,220
EXCO Resources, Inc.*	143,815		1,858,090
Goodrich Petroleum Corp.*	92,500		2,274,575
Gulfport Energy Corp.*	75,800		519,230
Matrix Service Co.*	86,900		997,612
Oceaneering International, Inc.*	46,346		2,094,839
Parker Drilling, Co.*	105,100		456,134
Quicksilver Resources, Inc.*	50,100	[2]	465,429
Rosetta Resources, Inc.*	183,143		1,602,501
Superior Energy Services, Inc.*	74,344		1,283,921
Willbros Group, Inc.*	44,000		550,440
World Fuel Services Corp.	7,953		327,902
Total Energy			19,889,802
Financials - 6.8%
Amtrust Financial Services, Inc.	632		7,205
BOK Financial Corp.	41,012		1,544,922
Broadpoint Gleacher Securities, Inc.*	61,900		345,402
Calamos Asset Management, Inc. - A	69,033		974,056
eHealth, Inc.*	35,516		627,213
E-House China Holdings, Ltd., ADR*	52,200		805,968
First Cash Financial Services, Inc.*	37,740		661,205
GFI Group, Inc.	135,765		915,056
Greenhill & Co., Inc.	7,170	[2]	517,746
Horace Mann Educators Corp.	55,900		557,323
KBW, Inc.*	29,300		842,668
Lazard, Ltd., Class A	55,895		1,504,693
Life Partners Holdings, Inc.	18,398		260,884
Pinnacle Financial Partners, Inc.*	110,184		1,467,651
PS Business Parks, Inc.	9,300		450,492
Signature Bank*	78,950		2,141,124
Stifel Financial Corp.*	15,200		730,968
SVB Financial Group*	97,975	[2]	2,666,879
Texas Capital Bancshares, Inc.*	166,565		2,576,760
Tower Group, Inc.	23,600		584,808
UMB Financial Corp.	16,700		634,767
World Acceptance Corp.*	42,107	[2]	838,350
Total Financials			21,656,140
Health Care - 15.8%
Acorda Therapeutics, Inc.*	47,889		1,349,991
Air Methods Corp.*	11,437		312,916
Alexion Pharmaceuticals, Inc.*	25,100		1,032,112
Align Technology, Inc.*	58,947		624,838
Allos Therapeutics, Inc.*	66,400		550,456
Amedisys, Inc.*	24,024		793,272
American Medical Systems Holdings, Inc.*	104,841		1,656,488
AMERIGROUP Corp.*	30,600		821,610
AMN Healthcare Services, Inc.*	84,900		541,662
AmSurg Corp.*	17,000		364,480
athenahealth, Inc.*	94,657		3,503,256
Bruker BioSciences Corp.*	55,479		513,736
CardioNet, Inc.*	17,587		287,020
Catalyst Health Solutions, Inc.*	31,500		785,610
Chemed Corp.	30,625		1,209,075
Conceptus, Inc.*	49,079		829,435
Crucell N.V., ADR*	27,200		654,432
Cyberonics, Inc.*	43,946		730,822
DexCom, Inc.*	145,791		902,446
Eclipsys Corp.*	34,893		620,398
Emergency Medical Services Corp., Class A*	6,935		255,347
Eurand N.V.*	82,200		1,068,600
Genoptix, Inc.*	27,506		879,917
Gentiva Health Services, Inc.*	57,397		944,755
Haemonetics Corp.*	8,646		492,822
HMS Holdings Corp.*	117,743		4,794,495
ICON PLC*	51,975		1,121,620
Illumina, Inc.*	27,361	[2]	1,065,437
Insulet Corp.*	85,700	[2]	659,890
Kensey Nash Corp.*	24,320		637,427
LHC Group, Inc.*	55,927		1,242,139
Martek Biosciences Corp.*	28,800		609,120
Masimo Corp.*	55,990		1,349,919
Matrixx Initiatives, Inc.*	45,334		253,417
MedAssets, Inc.*	36,103		702,203
Medicis Pharmaceutical Corp.	43,800		714,816
Medidata Solutions, Inc.*	25,900		424,242
Noven Pharmaceuticals, Inc.*	115,247		1,648,032
NuVasive, Inc.*	23,770	[2]	1,060,142
Odyssey HealthCare, Inc.*	54,400		559,232
Owens & Minor, Inc.	13,300		582,806

The accompanying notes are an integral part of these financial statements.

5

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Health Care - 15.8% (continued)
PAREXEL International Corp.*	69,117		$993,902
PDL BioPharma, Inc.	67,200		530,880
Pharmerica Corp.*	28,045		550,523
Phase Forward, Inc.*	41,014		619,722
Savient Pharmaceuticals, Inc.*	37,900	[2]	525,294
Somanetics Corp.*	60,060		991,591
Steris Corp.	17,500		456,400
Sun Healthcare Group, Inc.*	69,354		585,348
SXC Health Solutions Corp.*	81,410		2,069,442
Thoratec Corp.*	66,551		1,782,236
United Therapeutics Corp.*	5,900	[2]	491,647
Valeant Pharmaceuticals International*	29,500	[2]	758,740
Vanda Pharmaceuticals, Inc.*	46,596	[2]	548,435
Total Health Care			50,054,593
Industrials - 13.5%
Acuity Brands, Inc.	19,200	[2]	538,560
Allegiant Travel Co.*	12,983	[2]	514,646
American Reprographics Co.*	56,100		466,752
American Science & Engineering, Inc.	6,900		476,928
American Superconductor Corp.*	48,619		1,276,249
Applied Signal Technology, Inc.	66,298		1,691,262
Badger Meter, Inc.	20,886		856,326
BE Aerospace, Inc.*	172,592		2,478,421
Beacon Roofing Supply, Inc.*	112,297		1,623,815
Bucyrus International, Inc.	74,080		2,115,725
Chart Industries, Inc.*	32,143		584,360
Colfax Corp.*	52,634		406,334
Copa Holdings, S.A., Class A	12,700		518,414
Copart, Inc.*	42,960		1,489,423
CRA International, Inc.*	19,900		552,424
Cubic Corp.	23,487		840,600
Deluxe Corp.	45,500		582,855
DigitalGlobe, Inc.*	11,200		215,040
Duoyuan Global Water, Inc., ADR*	34,700	[2]	842,516
DynCorp International, Inc.*	73,268		1,230,170
EMCOR Group, Inc.*	26,100		525,132
Energy Conversion Devices, Inc.*	11,258	[2]	159,301
Energy Recovery, Inc.*	75,000		531,000
EnerNOC, Inc.*	78,089		1,692,189
EnerSys*	158,260		2,878,748
Exponent, Inc.*	18,895		463,116
Force Protection, Inc.*	19,603		173,291
FTI Consulting, Inc.*	16,300		826,736
Geo Group, Inc., The*	52,885		982,603
Harbin Electric, Inc.*	46,700	[2]	730,388
II-VI, Inc.*	19,381		429,677
Kforce, Inc.*	19,946		164,953
Marten Transport, Ltd.*	27,800		577,128
Michael Baker Corp.*	15,000		635,400
Middleby Corp., The*	10,000		439,200
MYR Group, Inc.*	46,307		936,328
Nordson Corp.	34,403		1,330,020
Old Dominion Freight Line, Inc.*	26,274		882,018
Orion Marine Group, Inc.*	139,639		2,653,141
Powell Industries, Inc.*	14,985		555,494
RBC Bearings, Inc.*	13,600		278,120
Resources Connection, Inc.*	22,700		389,759
Ritchie Bros. Auctioneers, Inc.	27,790		651,676
SunPower Corp., Class B*	4,281		102,530
Suntech Power Holdings Co., Ltd.*	22,100	[2]	394,706
Tetra Technologies, Inc.*	12,336		353,426
Triumph Group, Inc.	59,900		2,396,000
Wabtec Corp.	32,010		1,029,762
Watson Wyatt & Co.	10,100		379,053
Total Industrials			42,841,715
Information Technology - 29.7%
3PAR, Inc.*	98,482		1,221,177
ACI Worldwide, Inc.*	54,071		754,831
Acxiom Corp.	102,223		902,629
Advent Software, Inc.*	27,242		893,265
Anadigics, Inc.*	167,800		703,082
Arcsight, Inc.*	50,276		893,405
Ariba, Inc.*	193,880		1,907,779
Arris Group, Inc.*	68,601		834,188
Aruba Networks, Inc.*	211,990		1,852,793
AsiaInfo Holdings, Inc.*	66,865		1,150,747
Atheros Communications, Inc.*	39,981		769,234
Bankrate, Inc.*	12,398		312,926
Benchmark Electronics, Inc.*	40,800		587,520
Broadridge Financial Solutions, Inc.	37,400		620,092
CACI International, Inc., Class A*	37,746		1,612,132
Cavium Networks, Inc.*	53,275		895,553
Changyou.com, ADR*	5,800		223,126
Ciena Corp.*	49,774	[2]	515,161

The accompanying notes are an integral part of these financial statements.

6

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Information Technology - 29.7% (continued)
Concur Technologies, Inc.*	119,030		$3,699,451
Constant Contact, Inc.*	51,284	[2]	1,017,475
CSG Systems International, Inc.*	89,988		1,191,441
CyberSource Corp.*	34,890		533,817
DG FastChannel, Inc.*	101,630		1,859,829
Digital River, Inc.*	18,500		671,920
Diodes, Inc.*	51,700		808,588
Equinix, Inc.*	38,010		2,764,847
F5 Networks, Inc.*	26,555		918,537
Global Cash Access Holdings, Inc.*	115,539		919,690
GSI Commerce, Inc.*	55,000		783,750
Infinera Corp.*	15,684		143,195
Informatica Corp.*	89,730		1,542,459
InterDigital, Inc.*	15,500	[2]	378,820
IPG Photonics Corp.*	34,573		379,266
Itron, Inc.*	11,700		644,319
J2 Global Communications, Inc.*	56,227		1,268,481
Knot, Inc., The*	63,083		497,094
Longtop Financial Technologies, Ltd. - ADR*	27,622		678,396
Macrovision Solutions Corp.*	118,080		2,575,325
ManTech International Corp., Class A*	13,000		559,520
MercadoLibre, Inc.*	30,700		825,216
Monolithic Power Systems, Inc.*	167,195		3,746,839
Multi-Fineline Electronix, Inc.*	29,800		637,720
Net 1 UEPS Technologies, Inc.*	29,800		404,982
Netezza Corp.*	69,699		579,896
NetLogic Microsystems, Inc.*	121,298		4,422,524
NetSuite, Inc.*	56,653		669,072
Neutral Tandem, Inc.*	45,635		1,347,145
NICE Systems, Ltd.*	14,084		324,918
NVE Corp.*	8,749		425,201
OpenTable, Inc.*	26,800	[2]	808,556
OSI Systems, Inc.*	44,341		924,510
Palm, Inc.*	45,300	[2]	750,621
Pegasystems, Inc.	34,823		918,631
PMC - Sierra, Inc.*	91,149		725,546
Power Integrations, Inc.	8,492		202,025
Rackspace Hosting, Inc.*	241,407		3,345,901
RightNow Technologies, Inc.*	77,871		918,878
Riverbed Technology, Inc.*	80,077		1,856,986
Rosetta Stone, Inc.*	10,018	[2]	274,894
S1 Corp.*	188,490		1,300,581
ScanSource, Inc.*	16,918		414,829
Semtech Corp.*	21,126		336,115
Silicon Laboratories, Inc.*	33,400		1,267,196
Skyworks Solutions, Inc.*	243,268		2,379,161
Sohu.com, Inc.*	10,500		659,715
Solera Holdings, Inc.*	87,700		2,227,580
Starent Networks Corp.*	200,181	[2]	4,886,417
STEC, Inc.*	30,572	[2]	708,965
SuccessFactors, Inc.*	70,200	[2]	644,436
Sybase, Inc.*	24,900		780,366
Synaptics, Inc.*	48,181		1,862,196
Synchronoss Technologies, Inc.*	56,936		698,605
Syntel, Inc.	30,493		958,700
Taleo Corp.*	51,247		936,283
TeleTech Holdings, Inc.*	76,565		1,159,960
Teradyne, Inc.*	92,600	[2]	635,236
TNS, Inc.*	46,510		872,062
Tyler Technologies, Inc.*	19,888		310,651
ValueClick, Inc.*	48,500		510,220
VistaPrint, Ltd.*	38,304		1,633,666
Vocus, Inc.*	93,201		1,841,652
Websense, Inc.*	59,526		1,061,944
Wright Express Corp.*	60,202		1,533,345
Total Information Technology			94,215,802
Materials - 2.9%
Bway Holding Co.*	58,119		1,018,826
Chemspec International, Ltd., ADR*	71,600		601,440
Commercial Metals Co.	88,380		1,416,731
Intrepid Potash, Inc.*	37,290		1,047,103
Koppers Holdings, Inc.	26,000		685,620
NewMarket Corp.	21,698		1,460,926
Rock-Tenn Co.	14,980		571,637
Schnitzer Steel Industries, Inc.	35,440		1,873,359
Scotts Co., The, Class A	18,200		637,910
Total Materials			9,313,552
Telecommunication Services - 1.1%
Cbeyond, Inc.*	26,300		377,405
Cincinnati Bell, Inc.*	26,179		74,348
NTELOS Holdings Corp.	42,244		778,134
Syniverse Holdings, Inc.*	137,371		2,202,058
Total Telecommunication Services			3,431,945

The accompanying notes are an integral part of these financial statements.

7

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Utilities - 0.1%
ITC Holdings Corp.	8,663	[2]	$392,954
Total Common Stocks (cost $280,046,254)			315,812,772
Short-Term Investments - 13.9%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.06%[3]	21,769,313		21,769,313
BNY Institutional Cash Reserves Fund, Series B*[3,4]	2,499,559		368,685
Dreyfus Cash Management Fund, Institutional Class Shares, 0.44%[5]	22,083,238		22,083,238
Short-Term Investments (cost $46,352,110)			44,221,236
Total Investments - 113.4% (cost $326,398,364)			360,034,008
Other Assets, less Liabilities - (13.4)%			(42,447,955)
Net Assets - 100.0%			$317,586,053

Based on the approximate cost of investments of $359,881,628 for Federal income tax purposes at June 30, 2009, the aggregate gross unrealized appreciation and depreciation were $46,456,789 and $46,304,409, respectively, resulting in net unrealized appreciation of investments of $152,380.

*	Non-income producing security.

[1]	Yield shown for an investment company represents the June 30, 2009, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of June 30, 2009, amounting to a market value of $23,512,271, or approximately 7.4% of net assets.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

[4]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the BNY Institutional Cash Reserves Fund (“ICRF”) (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

[5]	The Fund’s investment is covered under the U.S. Treasury Temporary Money Market Fund Guarantee Program up to a maximum of $105,626,374.

Investments Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

8

Managers Special Equity Fund

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Investments at value (including securities on loan valued at $23,512,271)*	$360,034,008
Receivable for investments sold	19,021,441
Receivable for Fund shares sold	3,489,844
Dividends, interest and other receivables	73,462
Prepaid expenses	46,770
Total assets	382,665,525
Liabilities:
Payable for Fund shares repurchased	31,806,022
Payable upon return of securities loaned	24,268,872
Payable for investments purchased	8,400,927
Accrued expenses:
Investment advisory and management fees	260,112
Administrative fees	72,253
Other	271,286
Total liabilities	65,079,472
Net Assets	$317,586,053
Managers Shares:
Net Assets	$257,455,407
Shares outstanding	7,932,494
Net asset value, offering and redemption price per share	$32.46
Institutional Class Shares:
Net Assets	$60,130,646
Shares outstanding	1,834,059
Net asset value, offering and redemption price per share	$32.79
Net Assets Represent:
Paid-in capital	$662,895,393
Undistributed net investment loss	(1,850,661)
Accumulated net realized loss from investments	(377,094,323)
Net unrealized appreciation of investments	33,635,644
Net Assets	$317,586,053
* Investments at cost	$326,398,364

The accompanying notes are an integral part of these financial statements.

9

Managers Special Equity Fund

Statement of Operations

For the six months ended June 30, 2009 (unaudited)

Investment Income:
Dividend income	$718,497
Foreign withholding tax	(3,538)
Securities lending fees	131,279
Total investment income	846,238
Expenses:
Investment management fees	1,587,139
Administrative fees	440,872
Transfer agent	445,734
Custodian	90,675
Reports to shareholders	77,611
Professional fees	57,448
Registration fees	22,309
Trustees fees and expenses	8,262
Miscellaneous	16,416
Total expenses before offsets	2,746,466
Expense reductions	(49,567)
Net expenses	2,696,899
Net investment loss	(1,850,661)
Net Realized and Unrealized Gain (Loss):
Net realized loss on investment transactions	(108,847,886)
Net unrealized appreciation of investments	127,768,916
Net realized and unrealized gain	18,921,030
Net increase in net assets resulting from operations	$17,070,369

The accompanying notes are an integral part of these financial statements.

10

Managers Special Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2009 (unaudited) and for the year ended December 31, 2008

	2009	2008
Increase (Decrease) in Net Assets From Operations:
Net investment loss	($1,850,661)	($5,943,300)
Net realized loss on investments	(108,847,886)	(262,909,241)
Net unrealized appreciation (depreciation) of investments	127,768,916	(299,027,742)
Net increase (decrease) in net assets resulting from operations	17,070,369	(567,880,283)
Distributions to Shareholders:
From net realized gain on investments:
Managers Class	—	(60,482,450)
Institutional Class	—	(14,942,810)
Total distributions to shareholders	—	(75,425,260)
From Capital Share Transactions:
Managers Class:
Proceeds from sale of shares	24,081,425	187,952,090
Reinvestment of dividends and distributions	—	56,640,818
Cost of shares repurchased	(133,522,596)	(997,437,797)
Net decrease from Managers Class share transactions	(109,441,171)	(752,844,889)
Institutional Class:
Proceeds from sale of shares	9,453,313	116,771,071
Reinvestment of dividends and distributions	—	12,946,151
Cost of shares repurchased	(44,041,191)	(204,449,527)
Net decrease from Institutional Class share transactions	(34,587,878)	(74,732,305)
Net decrease from capital share transactions	(144,029,049)	(827,577,194)
Total decrease in net assets	(126,958,680)	(1,470,882,737)
Net Assets:
Beginning of period	444,544,733	1,915,427,470
End of period	$317,586,053	$444,544,733
End of period undistributed net investment income (loss)	($1,850,661)	—

Share Transactions:
Managers Class:
Sale of shares	823,953	3,473,798
Reinvested shares from dividends and distribution	—	1,951,786
Shares repurchased	(4,519,512)	(19,749,465)
Net decrease in shares	(3,695,559)	(14,323,881)
Institutional Class:
Sale of shares	329,443	2,489,353
Reinvested shares from dividends and distribution	—	441,999
Shares repurchased	(1,519,979)	(3,729,675)
Net decrease in shares	(1,190,536)	(798,323)

The accompanying notes are an integral part of these financial statements.

11

Managers Special Equity Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2009	For the year ended December 31,
	(unaudited)	2008	2007	2006	2005	2004
Managers Class:
Net Asset Value, Beginning of Period	$30.28	$64.27	$82.96	$86.78	$90.42	$78.48
Income from Investment Operations:
Net investment loss	(0.20)	(0.28)[5]	(0.51)[5]	(0.14)[5]	(0.54)[5]	(0.56)
Net realized and unrealized gain (loss) on investments	2.38	(27.93)[5]	0.55 [5]	9.88 [5]	4.18 [5]	12.50
Total from investment operations	2.18	(28.21)	0.04	9.74	3.64	11.94
Less Distributions to Shareholders from:
Net realized gain on investments	—	(5.78)	(18.73)	(13.56)	(7.28)	—
Net Asset Value, End of Period	$32.46	$30.28	$64.27	$82.96	$86.78	$90.42
Total Return [1]	7.20%[2,6]	(43.49)%	(0.60)%	11.28%	4.00%	15.18%
Ratio of net expenses to average net assets	1.58%[3]	1.48%	1.43%	1.42%	1.40%	1.40%
Ratio of net investment loss to average net assets [1]	(1.10)%[3]	(0.52)%	(0.59)%	(0.15)%	(0.60)%	(0.69)%
Portfolio turnover	112%[2]	138%	67%	76%	80%	68%
Net assets at end of period (000’s omitted)	$257,455	$352,106	$1,668,031	$2,551,703	$2,834,314	$3,415,003

Ratios absent expense offsets: [4]
Ratio of total expenses to average net assets	1.61%[3]	1.51%	1.46%	1.47%	1.45%	1.45%
Ratio of net investment loss to average net assets	(1.13)%[3]	(0.55)%	(0.62)%	(0.20)%	(0.65)%	(0.74)%

	For the six months ended June 30, 2009	For the year ended December 31,				For the period* ended December 31, 2004
	(unaudited)	2008	2007	2006	2005
Institutional Class:
Net Asset Value, Beginning of Period	$30.56	$64.71	$83.56	$87.09	$90.56	$78.91
Income from Investment Operations:
Net investment income (loss)	(0.16)	(0.15)[5]	(0.32)[5]	0.10 [5]	(0.33)[5]	(0.21)
Net realized and unrealized gain (loss) on investments	2.39	(28.16)[5]	0.52 [5]	9.93 [5]	4.14 [5]	11.86
Total from investment operations	2.23	(28.31)	0.20	10.03	3.81	11.65
Less Distributions to Shareholders from:
Net realized gain on investments	—	(5.84)	(19.05)	(13.56)	(7.28)	—
Net Asset Value, End of Period	$32.79	$30.56	$64.71	$83.56	$87.09	$90.56
Total Return [1]	7.30%[2]	(43.35)%	(0.39)%	11.56%[6]	4.21%	14.75%[2]
Ratio of net expenses to average net assets	1.33%[3]	1.23%	1.20%	1.18%	1.20%	1.20%[3]
Ratio of net investment income (loss) to average net assets [1]	(0.84)%[3]	(0.29)%	(0.36)%	0.09%	(0.56)%	(0.49)%[3]
Portfolio turnover	112%[2]	138%	67%	76%	80%	68%[2]
Net assets at end of period (000’s omitted)	$60,131	$92,439	$247,396	$561,994	$510,541	$274,010

Ratios absent expense offsets: [4]
Ratio of total expenses to average net assets	1.36%[3]	1.26%	1.23%	1.23%	1.25%	1.26%[3]
Ratio of net investment income (loss) to average net assets	(0.87)%[3]	(0.32)%	(0.39)%	0.04%	(0.61)%	(0.55)%[3]

*	Commencement of operations was May 3, 2004.

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)

[2]	Not Annualized.

[3]	Annualized.

[4]

Excludes the impact of fee waivers and expense offsets such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) to the Notes to Financial Statements.)

[5]	Per share numbers have been calculated using average shares.

[6]	The Total Return is based on the Financial Statement Net Asset Values as shown above.

12

Managers Special Equity Fund

Notes to Financial Statements

June 30, 2009 (unaudited)

1.	Summary of Significant Accounting Policies

The Managers Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the Managers Special Equity Fund (“Special Equity” or the “Fund”).

The Fund offers both Managers Class shares and Institutional Class shares. The Institutional Class shares, which are designed primarily for institutional investors that meet certain administrative and servicing criteria, have a minimum investment of $2,500,000. Managers Class shares are offered to all other investors. Each class represents interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third party pricing services approved by the Board of Trustees of the Fund. Under certain circumstances, the value of certain Fund investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Fund. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. In accordance with procedures approved by the Board of Trustees, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. The Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained

13

Managers Special Equity Fund

Notes to Financial Statements (continued)

from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

In April 2009, Statement of Financial Accounting Standards Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly” (“FSP FAS 157-4”) was issued and is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. Additionally, FSP FAS 157-4 requires quantitative disclosures about fair value measurements separately for each major category of assets and liabilities.

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Special Equity
Investments in Securities
Common Stocks
Information Technology	$94,215,802	—	—	$94,215,802
Consumer Discretionary	63,812,114	—	—	63,812,114
Health Care	50,054,593	—	—	50,054,593
Industrials	42,841,715	—	—	42,841,715
Financials	21,656,140	—	—	21,656,140
Energy	19,889,802	—	—	19,889,802
Consumer Staples	10,204,155	—	—	10,204,155
Materials	9,313,552	—	—	9,313,552
Telecommunication Services	3,431,945	—	—	3,431,945
Utilities	392,954	—	—	392,954
Short-Term Investments	22,083,238	$22,137,998	—	44,221,236

Total Investments in Securities	337,896,010	22,137,998	—	360,034,008
Other Financial Instruments*	—	—	—	—

Totals	$337,896,010	$22,137,998	—	$360,034,008

*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

14

Managers Special Equity Fund

Notes to Financial Statements (continued)

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. For the six months ended June 30, 2009, the Fund did not engage in any derivative activity. Therefore, no additional disclosure is required.

b.	Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Both classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan.

The Fund had certain portfolio trades directed to various brokers who paid a portion of the Fund’s expenses. For the six months ended June 30, 2009, under these arrangements the amount by which the Fund’s expenses were reduced and the impact on the expense ratios was as follows: $48,546 or 0.03% annualized.

The Fund has a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left un-invested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended June 30, 2009, the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2009, the Fund incurred overdraft fees of $1,926.

The Trust also has a balance credit arrangement with its Transfer Agent, PNC Global Investment Servicing (U.S.) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended June 30, 2009, the transfer agent expense was reduced by $1,021.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments the Fund has made in the JPMor-gan Liquid Assets Money Market Fund – Capital Share Class. For the six months ended June 30, 2009, the management fee was not reduced.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimburseable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually. Distributions of capital gains, if any, will be made annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date and are declared separately for each class. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITs, equalization accounting for tax purposes, foreign currency, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005-2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f.	Capital Loss Carryovers

As of December 31, 2008, the Fund had accumulated net realized capital loss carryover from securities transactions for Federal income tax purposes of $145,119,718 expiring December 31, 2016.

15

Managers Special Equity Fund

Notes to Financial Statements (continued)

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value, for each fund. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2009, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Fund as follows: Managers Class shares – two collectively own 44%; Institutional Class shares – three collectively own 90%. Transactions by these shareholders may have a material impact on the Fund or the class.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration. The Investment Manager selects subadvisors for the Fund (subject to Trustee approval) and monitors each subadvisor’s investment programs and results. The Fund’s investment portfolio is managed by portfolio managers who serve pursuant to a Subadvisory Agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. The annual investment management fee rate, as a percentage of average daily net assets, is 0.90%.

The Trust has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. The Fund pays a fee to the Administrator at the rate of 0.25% per annum of the Fund’s average daily net assets for this service.

The aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. The Chairman of the Audit Committee receives an additional payment of $5,000 per year. The “Trustees fees and expenses” shown in the financial statements represents the Fund’s allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Managers Funds.

The Fund is distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for the Fund. MDI is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended June 30, 2009, were $393,302,057 and $532,594,500, respectively. There were no purchases or sales of U.S. Government securities.

4.	Portfolio Securities Loaned

The Fund may participate in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

In September of 2008, BNYM advised the Investment Manager that the ICRF had exposure to certain defaulted debt obligations, and that BNYM had established a separate sleeve of the ICRF to hold these securities. The net impact of this position is not material to the Fund. The Fund’s position in the separate sleeve of the ICRF Fund is included in the Schedule of Portfolio Investments and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statement of Assets and Liabilities and the Statement of Operations.

5.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

16

Annual Renewal of Investment Advisory Agreement (unaudited)

On June 4-5, 2009, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for the Managers Special Equity Fund (the “Fund”) and the Subadvisory Agreement for each Subadvisor of the Fund, with the exception of Ranger Investment Management, L.P. and Federated MDTA LLC (for purposes of this section, each a “Subadvisor” and “Subadvisory Agreement” and collectively the “Subadvisors” and “Subadvisory Agreements”). The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and each Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and, with respect to each Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 4-5, 2009, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisors under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Fund and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisors; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement.

The Trustees also reviewed information relating to each Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (for each Subadvisor, its “Investment Strategy”) used in managing the portion of the Fund for which the Subadvisor has portfolio management responsibility. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding each Subadvisor’s organizational and management structure and each Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at each Subadvisor with portfolio management responsibility for the portion of the Fund managed by the Subadvisor, including the information set forth in the Fund’s prospectus and statement of additional information. The Trustees also noted information provided by the Investment Manager regarding the manner in which each Subadvisor’s Investment Strategy complements those utilized by the Fund’s other Subadvisors. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of each Subadvisor with respect to its ability to provide the services required under its Subadvisory Agreement.

Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Managers Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2009 was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the Russell 2000® Index, for each period. The Trustees took into account management’s discussion of the Fund’s growth bias for the past several years and relative performance during relevant time periods, including the Fund’s strong performance in the first quarter of 2009. The Trustees also noted that the Investment Manager implemented the termination of certain Subadvisors and the hiring of others in 2007 and 2008 to address both performance challenges and transition of the Fund from a growth to a value-oriented investment style. The Trustees concluded that management had taken appropriate steps to address the Fund’s performance.

As noted above, the Board considered the Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and considered each Subadvisor’s performance as compared to an appropriate peer group of managed accounts and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies, including with respect to the portion of the Fund managed by each Subadvisor. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadvisor. The Board also noted each Subadvisor’s performance record with respect to the Fund. The Board was mindful of the Investment Manager’s attention to monitoring each Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

17

Annual Renewal of Investment Advisory Agreement (continued)

Advisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisors and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/ reimbursements) as of March 31, 2009 were both higher than the average for the Fund’s Peer Group. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisors and the considerations noted above with respect to the Subadvisors and the Investment Manager, the Fund’s advisory fees are reasonable.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Trustees also noted the current asset levels of the Fund, including the effect on assets attributable to the economic and market conditions over the past year, and considered the impact on profitability of the current asset levels and any future growth of assets of the Fund. The Board took into account management’s discussion of the advisory fee structure. In this regard, the Trustees noted that the Fund currently has four Subadvisors, each managing a portion of the Fund’s portfolio. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

Subadvisory Fees and Profitability.

In considering the reasonableness of the fee payable by the Investment Manager to each Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of each Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with these Subadvisors. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Accordingly, the cost of services to be provided by each Subadvisor and the profitability to each Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of the portion of the Fund managed by each Subadvisor, the Trustees concluded that the effect of any economies of scale being realized by the Subadvisors was not a material factor in the Trustees’ deliberations at this time.

*    *    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management Agreement and the Subadvisory Agreements with each of the Subadvisors, in addition to those conclusions discussed above: (a) the Investment Manager and each Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreement; (b) each Subadvisor’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; (c) each Subadvisor is reasonably likely to execute its Investment Strategy consistently over time; and (d) the Investment Manager and each Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 4-5, 2009, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each of the Fund Subadvisors, with the exception of Ranger Investment Management, L.P. and Federated MDTA LLC (which contracts had previously been approved at meetings held on September 11-12, 2008).

18

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Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

For Managers Choice Only

Managers

c/o PNC Global Investment Servicing (U.S.) Inc.

P.O. Box 61204

King of Prussia, Pennsylvania 19406-0851

(800) 358-7668

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS

EMERGING MARKETS EQUITY
Rexiter Capital Management Limited
Schroder Investment Management North America Inc.

ESSEX GROWTH
ESSEX LARGE CAP GROWTH
ESSEX SMALL/MICRO CAP GROWTH
Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY
FQ U.S. EQUITY
First Quadrant, L.P.

GW&K SMALL CAP EQUITY
Gannett Welsh & Kotler, LLC

INSTITUTIONAL MICRO-CAP
MICRO-CAP
Lord, Abbett & Co. LLC
WEDGE Capital Management L.L.P.
OFI Institutional Asset Management, Inc.
Next Century Growth Investors LLC

INTERNATIONAL EQUITY
AllianceBernstein L.P.
Lazard Asset Management, LLC
Martin Currie Inc.

CHICAGO EQUITY PARTNERS
MID-CAP
Chicago Equity Partners, LLC

REAL ESTATE SECURITIES
Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH
Renaissance Group LLC

SKYLINE SPECIAL EQUITIES
PORTFOLIO
Skyline Asset Management, L.P.

SMALL CAP
TIMESSQUARE MID CAP GROWTH
TIMESSQUARE SMALL CAP GROWTH TimesSquare Capital Management, LLC

SPECIAL EQUITY
Ranger Investment Management, L.P.
Lord, Abbett & Co. LLC
Smith Asset Management Group, L.P.
Federated MDTA LLC

SYSTEMATIC VALUE
SYSTEMATIC MID CAP VALUE
Systematic Financial Management, L.P.

BALANCED FUNDS

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

GLOBAL

AllianceBernstein L.P.

First Quadrant, L.P.

Wellington Management Company, LLP

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET

JPMorgan Investment Advisors Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ John H. Streur
John H. Streur, President

Date:	September 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date:	September 3, 2009

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	September 3, 2009